UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.8%
Argentina — 0.1%
Banco Macro ADR	17,700	$527
BBVA Banco Frances ADR	39,313	247
Grupo Financiero Galicia ADR*	50,500	291
Telecom Argentina ADR*	8,200	138
Tenaris	34,106	736

		1,939

Australia — 5.8%
AGL Energy	23,533	296
AJ Lucas Group	278	1
Amcor	125,214	698
AMP	168,312	1,018
Aristocrat Leisure	23,447	84
Arrow Energy*	55,120	205
Asciano Group	238,968	387
Australia & New Zealand Banking Group	366,215	7,472
Australian Infrastructure Fund	74,414	118
Australian Stock Exchange	11,821	369
AWB	131,337	133
Beach Petroleum	535,481	441
Bendigo and Adelaide Bank	34,045	299
BHP Billiton	597,199	22,881
Billabong International	28,066	275
Biota Holdings	5,400	12
BlueScope Steel	457,476	1,262
Boral(A)	61,828	329
Brambles	26,822	163
Caltex Australia	11,624	97
CFS Retail Property Trust(B)	198,858	339
Coca-Cola Amatil	259,993	2,684
Cochlear	7,036	435
Commonwealth Bank of Australia	210,184	10,274
Computershare	212,158	2,173
Crown	50,850	364
CSR	55,762	90
David Jones	58,100	280
Dexus Property Group(B)	115,600	88
Downer EDI	34,676	289
Energy Resources of Australia	4,521	97
Fortescue Metals Group*	63,221	250
Foster’s Group	535,184	2,636
Goodman Fielder	705,601	1,029
GPT Group(B)	321,103	173
GrainCorp	72,859	407
Harvey Norman Holdings	501,689	1,894
Hillgrove Resources	156,973	60
Incitec Pivot	158,033	500
Insurance Australia Group	243,819	877
JB Hi-Fi	47,654	963
John Fairfax Holdings	728,424	1,134
Kingsgate Consolidated	4,600	38
Leighton Holdings	40,669	1,380
Lend Lease	172,931	1,598
Macquarie Airports	31,273	85
Macquarie Group	14,267	612
Macquarie Infrastructure Group	1,237,651	1,476
Metcash	176,440	708
Mirvac Group(B)	145,993	204

Description	Shares	Market Value ($ Thousands)
National Australia Bank	189,842	$4,639
Newcrest Mining	31,073	985
OneSteel	82,438	248
Orica	140,242	3,265
Origin Energy	17,376	262
OZ Minerals	667,988	713
Pacific Brands	501,136	506
Paladin Energy*	14,712	55
Primary Health Care	18,400	99
Qantas Airways	1,514,225	4,045
QBE Insurance Group	10,989	251
Rio Tinto	104,369	6,976
Santos	338,922	4,274
Sims Group	5,269	103
Sonic Healthcare	34,466	475
SP AusNet	46,456	38
Stockland(B)	58,180	205
Straits Resources(A)	195,242	301
Suncorp-Metway	333,873	2,588
Super Cheap Auto Group	11,099	54
TABCORP Holdings	186,182	1,157
Tatts Group	556,947	1,216
Telstra	345,227	1,063
Toll Holdings	63,604	497
Transurban Group	38,047	188
United Group	14,500	185
Wesfarmers	225,654	6,315
Westfield Group(B)	134,524	1,507
Westpac Banking	240,051	5,429
Woodside Petroleum	9,757	412
Woolworths	136,590	3,430
WorleyParsons	18,952	493

		121,651

Austria — 0.3%
Erste Group Bank	31,071	1,155
EVN	2,708	51
Immoeast*	34,395	189
Mayr Melnhof Karton	571	59
OMV	72,716	3,193
Raiffeisen International Bank Holding	2,501	140
Strabag	11,053	326
Vienna Insurance Group	6,678	343
Voestalpine	3,492	128

		5,584

Belgium — 1.4%
Delhaize Group	87,772	6,720
Dexia	253,623	1,598
D’ieteren	375	150
Fortis	266,626	988
Groupe Bruxelles Lambert	14,324	1,354
InBev	165,141	8,556
KBC Groep	53,707	2,309
Solvay	16,991	1,831
Telenet Group Holding	27,791	793
UCB	88,057	3,678
Umicore	27,989	934

		28,911

1	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Brazil — 0.4%
BRF - Brasil Foods	89,800	$2,337
Cia Energetica de Minas Gerais ADR	157,350	2,842
Cyrela Brazil Realty	112,600	1,583
Redecard	74,800	1,244

		8,006

Canada — 1.4%
Agrium	39,400	2,423
Barrick Gold	75,400	2,969
Bombardier, Cl B	398,500	1,825
Canadian National Railway	60,880	3,330
Cascades	13,400	114
Cenovus Energy	14,070	356
Domtar*	2,200	122
EnCana	14,070	458
Garda World Security, Cl A*	10,200	99
Gildan Activewear*	29,900	733
Goldcorp	125,880	4,952
Husky Energy	27,000	775
IAMGOLD	65,076	1,025
Nexen	0	—
Open Text*	62,900	2,557
Pacific Rubiales Energy*(A)	58,500	862
QLT*	10,800	54
Royal Bank of Canada	11,500	619
Sino-Forest*	177,500	3,281
Teck Resources, Cl B*	30,600	1,075
TELUS, Cl A	1	—
Yamana Gold	117,000	1,339

		28,968

Chile — 0.2%
Banco de Chile ADR	1,100	59
Banco Santander Chile ADR	42,400	2,747
Enersis ADR	15,800	361

		3,167

China — 0.5%
Bank of China	5,447,000	2,927
China Railway Group*	767,000	592
Dongfeng Motor Group	442,000	631
Industrial & Commercial Bank of China	4,969,000	4,092
Perfect World ADR*	18,400	726
Qingling Motors	794,000	193
Trina Solar ADR*	20,050	1,082

		10,243

Cyprus — 0.0%
Bank of Cyprus Public	91,257	640

Denmark — 0.6%
AP Moller - Maersk, Cl A	162	1,095
Carlsberg, Cl B	46,264	3,409
Danisco	11,102	741
Danske Bank	100,622	2,261
DSV	7,530	136
FLSmidth	12,590	883

Description	Shares	Market Value ($ Thousands)
H Lundbeck	8,549	$155
Novo Nordisk, Cl B	42,411	2,710
Sydbank	8,916	227
Topdanmark*	3,655	493
William Demant Holding*(A)	7,114	535

		12,645

Finland — 0.9%
Citycon	56,574	237
Elisa, Cl A	5,021	115
Fortum	5,579	151
Huhtamaki	20,890	290
Kesko, Cl B	12,976	429
Kone, Cl B	129,349	5,548
Konecranes	2,412	66
Metso	50,042	1,762
Nokia	133,608	1,729
Nokian Renkaat	7,580	184
Outokumpu	5,360	101
Sampo, Cl A	86,043	2,098
Sanoma	14,994	338
Sponda	15,104	59
Stora Enso, Cl R	337,154	2,367
UPM-Kymmene	107,676	1,281
Wartsila, Cl B	32,210	1,292

		18,047

France — 6.8%
Accor	48,952	2,681
Aeroports de Paris	2,179	175
Air France-KLM(A)	39,581	622
Air Liquide	1,000	119
Alcatel-Lucent(A)	158,221	533
Alstom(A)	28,566	2,000
Arkema	16,054	596
Atos Origin(A)	18,079	829
AXA(A)	105,494	2,479
BioMerieux	1,235	144
BNP Paribas(A)	217,971	17,303
Bouygues(A)	28,439	1,474
Capital Gemini(A)	34,839	1,591
Carrefour	4,168	200
Casino Guichard Perrachon	8,148	727
Christian Dior	23,085	2,368
Cie de Saint-Gobain	2,502	136
Cie Generale d’Optique Essilor International	6,731	403
Club Mediterranee*(A)	6,051	111
CNP Assurances	30,866	2,991
Compagnie Generale des Etablissements Michelin, Cl B	14,102	1,081
Credit Agricole	224,170	3,937
Dassault Systemes(A)	1,760	100
EDF(A)	44,048	2,620
Eiffage(A)	1,832	103
Eurazeo	4,522	314
Eutelsat Communications	45,289	1,454
Fonciere Des Regions(A)(B)	7,336	751
France Telecom(A)	277,937	6,951
GDF Suez(A)	12,838	557
Gecina(B)	8,662	943
Groupe Danone	1,262	78

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Groupe Steria SCA(A)	3,103	$95
Havas	135,416	542
Hermes International(A)	214	29
Iliad	671	80
Ipsen	4,116	228
JC Decaux	1,739	42
Klepierre(B)	13,895	564
Lafarge(A)	26,160	2,156
Lagardere SCA	5,957	241
Legrand	28,317	789
L’Oreal	3,042	340
LVMH Moet Hennessy Louis Vuitton(A)	6,259	702
Metropole Television(A)	39,521	1,012
Natixis	141,475	707
Neopost(A)	3,183	263
Nexity	7,597	276
PagesJaunes Groupe	14,592	163
Pernod-Ricard	1,411	121
Peugeot	73,968	2,489
PPR(A)	47,841	5,747
Publicis Groupe(A)	69,824	2,841
Rallye	1,307	46
Renault(A)	24,140	1,239
Rhodia	24,958	445
Safran(A)	66,196	1,295
Sanofi-Aventis	300,607	23,660
Schneider Electric(A)	14,057	1,636
SCOR	51,860	1,304
SES	5,761	130
Societe BIC	1,751	121
Societe Des Autoroutes Paris-Rhin-Rhone(A)	4,145	319
Societe Generale	62,428	4,341
Societe Television Francaise 1(A)	81,628	1,500
Suez Environnement	6,066	140
Technip(A)	73,784	5,196
Total(A)	236,499	15,203
Unibail(B)	14,262	3,136
Valeo(A)	33,564	1,176
Vallourec	328	59
Veolia Environnement(A)	3,620	120
Vinci(A)	48,405	2,726
Vivendi	110,299	3,276

		142,866

Germany — 6.3%
Adidas	2,891	157
Aixtron	62,108	2,089
Allianz	75,421	9,357
BASF	173,305	10,735
Bayer	133,783	10,715
Bayerische Motoren Werke	136,505	6,219
Beiersdorf	2,287	151
Bilfinger Berger	5,394	413
Commerzbank	9,375	79
DaimlerChrysler	152,894	8,150
Deutsche Bank	137,426	9,725
Deutsche Boerse	34,078	2,824
Deutsche Lufthansa	178,341	3,014
Deutsche Post	495,457	9,584
Deutsche Postbank	10,783	353

Description	Shares	Market Value ($ Thousands)
Deutsche Telekom	47,677	$700
E.ON	277,915	11,675
Fresenius Medical Care	1,549	82
GAGFAH	45,863	417
Hannover Rueckversicherung	78,240	3,658
HeidelbergCement	87,843	6,082
Henkel KGaA	11,499	516
Hochtief	55,681	4,250
Infineon Technologies*	447,717	2,493
Lanxess	592	23
Linde	13,217	1,594
MAN	2,301	179
Metro	13,253	810
Muenchener Rueckversicherungs	17,255	2,690
Puma Rudolf Dassler Sport	859	286
RWE	63,623	6,179
SAP	8,097	386
Siemens	118,774	10,909
Suedzucker	60,739	1,267
Tipp24	1,677	68
TUI(A)	197,074	1,649
United Internet	95,697	1,262
Volkswagen	1,903	211
Wacker Chemie	2,335	405

		131,356

Greece — 0.7%
Alpha Bank AE	205,259	2,397
Coca Cola Hellenic Bottling	55,244	1,259
EFG Eurobank Ergasias*	26,454	296
Ellaktor	5,960	44
National Bank of Greece	114,099	2,934
OPAP	43,898	965
Piraeus Bank*	72,759	836
Public Power	343,631	6,378
Titan Cement	10,609	308

		15,417

Guernsey — 0.1%
Resolution*	1,721,664	2,487

Hong Kong — 3.0%
ASM Pacific Technology	56,300	532
Bank of East Asia	87,800	345
BOC Hong Kong Holdings	3,357,700	7,543
Cathay Pacific Airways	253,000	470
Champion Technology Holdings	942,000	31
Cheung Kong Holdings	140,000	1,799
China Overseas Land & Investment	1,292,000	2,707
China Sci-Tech Holdings*	2,272,000	71
Chinese Estates Holdings	148,500	253
CLP Holdings	259,500	1,756
Dairy Farm International Holdings	5,300	32
Dickson Concepts International	99,500	55
DMX Technologies Group*	475,000	137
Esprit Holdings	452,100	2,999
First Pacific	305,000	185
Geely Automobile Holdings(A)	135,000	74
Genting Singapore*(A)	2,766,000	2,550
Guoco Group	27,000	288

3	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Hang Lung Group	61,000	$302
Hang Lung Properties	531,000	2,082
Hang Seng Bank	57,328	843
Henderson Land Development	94,000	702
Hengan International Group	136,000	1,007
HKR International	12,000	5
Hong Kong & China Gas	136,000	341
Hong Kong Exchanges and Clearing	114,800	2,042
Hongkong & Shanghai Hotels	119,000	174
Hongkong Land Holdings	227,000	1,118
Hopewell Holdings	196,500	634
Huabao International Holdings	1,243,000	1,337
Hutchison Harbour Ring	506,000	64
Hutchison Telecommunications Hong Kong Holdings	802,000	136
Hutchison Telecommunications International*	200,000	41
Hutchison Whampoa	606,300	4,148
Hysan Development	303,000	857
Jardine Matheson Holdings	28,800	865
Jardine Strategic Holdings	25,000	438
Kerry Properties	125,000	632
Lai Sun Development*	3,850,000	65
Li & Fung	202,000	835
Lifestyle International Holdings	35,000	65
Link REIT(B)	61,000	156
MTR	114,500	394
New World Development	799,000	1,628
Noble Group	912,000	2,093
Orient Overseas International	11,500	53
Pacific Andes Holdings	57,000	12
Pacific Basin Shipping	844,000	605
Pacific Century Premium Developments	326,000	88
RCG Holdings*	42,943	56
Shangri-La Asia	30,000	56
SIM Technology Group	424,000	55
Sino Land	150,000	289
Sun Hung Kai Properties	671,000	9,976
Swire Pacific, Cl A	103,000	1,246
Television Broadcasts	54,000	259
Texwinca Holdings	4,000	4
VTech Holdings(A)	68,000	649
Wharf Holdings	641,000	3,678
Wheelock	108,000	329
Wing Hang Bank	11,000	102
Yue Yuen Industrial Holdings	275,190	797

		63,085

India — 0.7%
HDFC Bank	87,580	3,191
Infosys Technologies	42,830	2,384
Larsen & Toubro	59,790	2,153
Reliance Industries GDR	82,168	3,813
State Bank of India GDR	11,630	1,144
Sterlite Industries India	107,100	1,976
Wipro ADR	12,200	272

		14,933

Description	Shares	Market Value ($ Thousands)
Indonesia — 0.1%
Astra International	345,500	$1,270

Ireland — 0.1%
CRH	1,404	38
DCC	13,991	389
Experian	165,248	1,632
Kerry Group, Cl A	13,110	386
Smurfit Kappa Group	15,250	135

		2,580

Israel — 0.3%
Check Point Software Technologies*	43,080	1,459
Teva Pharmaceutical Industries ADR	71,300	4,006

		5,465

Italy — 2.7%
ACEA	53,887	578
Assicurazioni Generali	9,992	269
Atlantia	84,736	2,218
Autogrill	20,700	261
Banca Monte dei Paschi di Siena	28,519	50
Banca Popolare di Milano Scarl	120,197	855
Benetton Group	28,780	257
CIR-Compagnie Industriali Riunite	33,319	87
Danieli	6,944	173
Edison	304,370	463
Enel	1,790,051	10,372
Engineering Ingegneria Informatica*	2,148	85
ENI	278,192	7,090
Exor	2,311	45
Fiat	133,916	1,961
Finmeccanica	96,242	1,542
Hera	7,408	17
Intesa Sanpaolo	2,056,280	8,989
Iride	58,438	111
Luxottica Group	10,419	270
Mediaset	364,254	2,997
Mediobanca*	109,095	1,297
Mediolanum	46,957	293
Milano Assicurazioni	42,598	125
Parmalat	436,082	1,220
Pirelli & C	161,203	97
Saipem	4,784	165
Saras	932,711	2,931
Snam Rete Gas	160,311	797
Societa Iniziative Autostradali e Servizi	4,913	46
Telecom Italia	3,896,693	6,049
Terna Rete Elettrica Nazionale	231,817	998
UniCredito Italiano	918,459	3,074
Unipol Gruppo Finanziario	241,523	331

		56,113

Japan — 17.7%
77 Bank	182,000	969
Advantest	7,000	182

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Aeon	81,800	$664
Aichi Bank	1,100	80
Aida Engineering(A)	6,000	18
Air Water	6,000	71
Aisin Seiki	73,200	2,116
Ajinomoto	104,000	979
Alfresa Holdings	5,400	215
Alpen	4,100	61
Alpine Electronics	21,300	226
Alps Electric	95,600	561
Amada	17,000	107
AOKI Holdings	3,800	38
Aoyama Trading	6,800	87
Arnest One	9,500	96
Asahi Breweries	67,800	1,249
Asahi Glass	729,000	6,937
Asahi Kasei	136,000	682
Asset Managers Holdings	760	60
Astellas Pharma	156,600	5,845
Bank of Kyoto	74,000	598
Bank of Nagoya	19,000	69
Bank of Yokohama	275,000	1,254
Belluna	5,200	21
Benesse	900	38
Best Denki	4,500	16
BML	2,400	66
Brother Industries	20,200	232
Canon	277,400	11,805
Canon Finetech	1,000	13
Canon Marketing Japan	63,500	936
Casio Computer	6,700	54
Cawachi	3,100	56
Central Japan Railway	191	1,279
Century Tokyo Leasing	15,700	167
Chiba Bank	190,000	1,137
Chiba Kogyo Bank*	5,500	42
Chubu Electric Power	1,600	38
Chuetsu Pulp & Paper	18,000	31
Chugai Pharmaceutical	55,300	1,034
Circle K Sunkus	9,200	114
Citizen Holdings	7,500	43
Cleanup	200	1
Coca-Cola Central Japan	4,400	55
COMSYS Holdings	7,400	78
Corona	1,900	25
CREATE SD HOLDINGS	1,700	32
Crescendo Investment, Cl A(B)	22	28
Dai Nippon Printing	196,000	2,500
Daicel Chemical Industries	347,000	2,039
Daihatsu Motor	27,000	270
Daiichi Sankyo	191,800	4,024
Daiichikosho	19,100	216
Daikoku Denki	2,600	44
Dainippon Ink and Chemicals	101,000	172
Dainippon Screen Manufacturing	194,000	856
Dainippon Sumitomo Pharma	96,700	1,015
Daishi Bank	33,000	110
Daiwa House Industry	158,000	1,700
Daiwa Securities Group	578,000	2,910
DCM Japan Holdings	17,000	99
Denki Kagaku Kogyo	225,000	1,006
Denso	147,400	4,456

Description	Shares	Market Value ($ Thousands)
Dentsu(A)	49,500	$1,140
Disco	10,200	639
Dowa Mining	8,000	44
eAccess	94	55
East Japan Railway	102,600	6,495
Eisai	1,400	52
Eizo Nanao	500	12
Electric Power Development	1,900	54
Elpida Memory*	80,600	1,314
FamilyMart	1,200	35
Fast Retailing	14,800	2,783
Fuji Film Holdings	214,900	6,493
Fuji Heavy Industries	100,000	489
Fuji Media Holdings	1,661	2,302
FUJI SOFT INC	4,300	69
Fujikura	20,000	104
Fujishoji	42	47
Fujitec	7,000	38
Fujitsu	1,013,000	6,576
Fukuda Denshi	300	7
Fukuoka Financial Group	511,000	1,782
Funai Electric	1,900	95
Furuno Electric	3,500	16
Goldwin*	28,000	52
GS Yuasa(A)	23,000	170
Gunma Bank	94,000	481
Hachijuni Bank	25,000	146
Hakuhodo DY Holdings	5,600	273
Hankyu Hanshin Holdings	56,000	250
Heiwa	24,300	249
Heiwa Real Estate	2,000	6
Heiwado	6,200	72
Higashi-Nippon Bank	19,000	37
Hikari Tsushin	6,400	117
HI-LEX	4,600	42
Hino Motors	740,000	2,561
Hitachi	802,000	2,467
Hitachi Chemical	21,700	442
Hitachi Construction Machinery	33,400	876
Hitachi Kokusai Electric	34,000	297
Hitachi Metals	4,000	39
Hokuhoku Financial Group	25,000	51
Honda Motor	502,100	17,043
Hosiden	8,500	91
House Foods	10,200	145
Hoya	61,700	1,647
Hyakugo Bank	11,000	49
Ibiden	28,900	1,037
Idemitsu Kosan	2,500	146
IHI	161,000	257
Inaba Denki Sangyo	500	11
Inabata	9,100	32
Inpex	145	1,097
Isetan Mitsukoshi Holdings	36,700	332
Isuzu Motors	20,000	38
IT Holdings	7,400	85
Ito En	5,500	83
Itochu	426,000	3,148
Itochu Enex	16,700	69
Itochu Techno-Solutions	6,400	172
Itochu-Shokuhin	1,300	44
Iwatani	14,000	40

5	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Izumiya	4,000	$17
J Front Retailing	43,000	190
Japan Digital Laboratory	1,700	19
Japan Retail Fund Investment, Cl A(B)	19	85
Japan Tobacco	1,496	5,053
JFE Holdings	206,000	8,146
JFE Shoji Holdings	10,000	36
JGC	5,000	92
JS Group	19,300	332
JSR	57,500	1,171
JTEKT	4,600	59
Jupiter Telecommunications	169	167
Justsystems	33,500	92
Kamigumi	106,000	774
Kaneka	153,000	975
Kansai Electric Power	38,100	860
Kansai Paint	43,000	361
Kao	1,800	42
Kasumi	1,200	6
Kato Sangyo	3,100	57
Kawasaki Heavy Industries	32,000	81
KDDI	328	1,738
Keio	63,000	380
Keisei Electric Railway	32,000	175
Kikkoman	5,000	61
Kinden	15,000	127
Kintetsu World Express	7,600	198
Kirin Brewery	192,000	3,080
Kita-Nippon Bank	1,700	45
Koatsu Gas Kogyo	1,000	6
Kobe Steel	4,000	7
Kohnan Shoji	3,500	38
Koito Manufacturing	7,000	112
Komatsu	7,400	155
Konica Minolta Holdings	64,500	665
K’s Holdings	6,100	183
Kubota	127,000	1,166
Kuraray	70,000	824
Kyocera	34,200	3,013
Kyoei Steel	3,900	72
Kyorin	29,000	425
Kyowa Hakko Kirin	24,000	254
Kyudenko	9,000	54
Mabuchi Motor	6,800	337
Maeda	19,000	52
Maeda Road Construction	9,000	66
Makino Milling Machine	11,000	42
Makita	37,300	1,282
Marubeni	1,194,000	6,598
Marudai Food	7,000	21
Marui	44,100	272
Maruichi Steel Tube	15,200	304
Matsumotokiyoshi Holdings	6,500	143
Matsushita Electric Industrial	230,200	3,315
Matsushita Electric Works	40,000	485
Maxvalu Nishinihon	2,300	32
Mazda Motor	170,000	391
Mediceo Paltac Holdings	68,400	848
MEIJI Holdings	6,700	253
Mie Bank	18,000	49
Mikuni Coca-Cola Bottling	3,400	27

Description	Shares	Market Value ($ Thousands)
Millea Holdings	65,900	$1,799
Minebea	154,000	836
Ministop	3,100	38
Miraca Holdings	29,700	818
Mitsubishi	660,100	16,449
Mitsubishi Chemical Holdings	158,000	673
Mitsubishi Electric	45,000	334
Mitsubishi Gas Chemical	76,000	383
Mitsubishi Heavy Industries	202,000	713
Mitsubishi Materials	101,000	247
Mitsubishi Motors*(A)	112,000	156
Mitsubishi Rayon	48,000	193
Mitsubishi Steel Manufacturing	39,000	66
Mitsubishi UFJ Financial Group	1,440,200	7,097
Mitsubishi UFJ Lease & Finance	5,270	159
Mitsui	408,400	5,796
Mitsui Chemicals	457,000	1,184
Mitsui Engineering & Shipbuilding(A)	488,000	1,176
Mitsui Home	9,000	43
Mitsui Mining & Smelting	38,000	99
Mitsui Sugar	4,000	13
Mitsui Sumitomo Insurance Group Holdings	41,100	1,050
Mitsumi Electric	4,300	76
Morinaga Milk Industry	44,000	174
Murata Manufacturing	57,000	2,846
Nafco	3,700	59
Nagase	19,000	218
Nakanishi	600	48
Namco Bandai Holdings	31,100	297
NEC	355,000	918
NEC Fielding	5,100	69
NEC Networks & System Integration	15,900	192
NET One Systems	48	54
NGK Insulators	47,000	1,028
NGK Spark Plug	6,000	68
NHK Spring	73,000	680
Nidec	28,100	2,598
Nihon Yamamura Glass	1,000	3
Nikon	173,000	3,418
Nintendo	3,000	717
Nippo	12,000	86
Nippon Beet Sugar Manufacturing	12,000	31
Nippon Densetsu Kogyo	12,000	97
Nippon Electric Glass	251,000	3,456
Nippon Express	334,000	1,380
Nippon Flour Mills	8,000	40
Nippon Konpo Unyu Soko	7,000	75
Nippon Meat Packers	17,000	197
Nippon Mining Holdings	126,500	543
Nippon Oil	382,000	1,772
Nippon Paper Group	25,400	649
Nippon Seiki	5,000	57
Nippon Shokubai	7,000	60
Nippon Soda	122,000	440
Nippon Steel	326,000	1,322
Nippon Steel Trading	7,000	11
Nippon Telegraph & Telephone	210,500	8,319
Nipponkoa Insurance	73,000	416

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Nipro	4,900	$101
Nishi-Nippon City Bank	18,000	44
Nissan Chemical Industries	29,000	414
Nissan Motor	1,554,800	13,669
Nissan Shatai	15,000	134
Nissha Printing	1,400	69
Nisshin Seifun Group	13,000	176
Nisshinbo Industries	5,000	46
Nissin Food Products	36,900	1,206
Nissin Healthcare Food Service	700	9
Nitori	25,361	1,888
Nitto Denko	24,900	895
Noevir	400	4
NOK	9,000	124
Nomura Research Institute	10,800	212
Noritsu Koki	6,500	44
NSK	54,000	396
NTN	142,000	642
NTT Data	346	1,073
NTT DoCoMo	1,212	1,692
Obic	2,030	332
Odakyu Electric Railway	10,000	77
Ohsho Food Service	5,000	133
Okasan Securities Group	27,000	131
Okaya	500	5
Okinawa Electric Power	1,200	64
Okuwa	5,000	48
Olympus	10,100	326
Omron	34,200	615
Ono Pharmaceutical	6,900	296
Onward Holdings	19,000	118
Oracle Japan	2,300	96
ORIX	17,000	1,158
Osaka Gas	285,000	961
Osaka Steel	6,900	116
Otsuka	2,900	145
Pioneer(A)	20,400	63
Plenus	4,200	57
Raito Kogyo	26,000	56
Rakuten	4,286	3,264
Rengo	13,000	77
Resona Holdings	57,800	587
Ricoh	61,000	874
Ricoh Leasing	3,100	62
Rinnai	4,300	208
Rohm	9,900	646
Roland	2,200	20
Ryosan	1,700	40
Sakai Chemical Industry	17,000	77
San-Ai Oil	8,000	31
San-In Godo Bank	13,000	101
Sanki Engineering	26,000	183
Sankyo	1,900	95
Santen Pharmaceutical	25,900	832
Sanyo Chemical Industries	9,000	47
Sanyo Electric*(A)	90,000	166
Sapporo Hokuyo Holdings	611,100	2,219
Sawai Pharmaceutical	2,200	126
Sazaby League	1,700	20
SBI Holdings	1,417	254
Secom	3,100	147
Sega Sammy Holdings	23,600	283

Description	Shares	Market Value ($ Thousands)
Seiko Epson(A)	38,200	$618
Seino Transportation	64,000	406
Sekisui House	39,000	354
Senshu Ikeda Holdings*	86,600	316
Seven & I Holdings	75,800	1,548
Sharp	216,000	2,729
Shimachu	600	12
Shimamura	4,500	430
Shimano	10,100	408
Shin-Etsu Chemical	2,200	124
Shinko Electric Industries	66,700	971
Shinko Securities	354,000	1,072
Shinmaywa Industries	18,000	55
Shinsei Bank(A)	398,000	434
Shionogi	194,500	4,219
Shiseido	13,500	260
Showa	3,000	18
Showa Denko KK	62,000	124
Showa Shell Sekiyu	8,800	72
Sinanen	1,000	4
Sintokogio	16,500	118
Softbank	13,500	317
Sohgo Security Services	23,400	262
Sojitz	51,100	97
So-net Entertainment	23	52
Sony	145,400	4,229
SRI Sports	29	27
Stanley Electric	76,500	1,552
Sumco	27,300	483
Sumikin Bussan	21,000	40
Sumisho Computer Systems	700	10
Sumitomo	221,400	2,255
Sumitomo Chemical	172,000	755
Sumitomo Electric Industries	397,200	4,950
Sumitomo Heavy Industries	183,000	927
Sumitomo Metal Mining	183,000	2,702
Sumitomo Mitsui Financial Group(A)	116,000	3,330
Sumitomo Realty & Development	8,000	151
Sumitomo Rubber Industries	5,600	49
Suzuken	15,000	494
Suzuki Motor	85,400	2,104
Sysmex	2,500	131
T&D Holdings	21,650	445
Tadano	13,000	54
Taisho Pharmaceutical	26,000	448
Taiyo Nippon Sanso	57,000	607
Taiyo Yuden	59,000	764
Takeda Pharmaceutical	121,300	5,000
Takeuchi Manufacturing	300	3
Tanabe Seiyaku	4,000	50
TDK	35,500	2,170
Teijin	159,000	514
Terumo	18,100	1,091
TKC	2,700	51
Tobu Railway	20,000	104
TOC	10,000	38
Toda	13,000	42
Toei	3,000	16
Toho Gas	13,000	69
Toho Holdings	9,400	113
Tohokushinsha Film	5,200	27

7	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Tokai Tokyo Securities	12,000	$47
Tokyo Broadcasting System	16,400	231
Tokyo Electron	22,600	1,451
Tokyo Energy & Systems	6,000	38
Tokyo Gas	12,000	48
Tokyo Steel Manufacturing	2,900	33
Tokyo Style	5,000	37
Tokyo Tatemono	29,000	112
Tokyo Tekko	24,000	70
Tokyu Land	21,000	78
Toppan Forms	10,800	113
Toppan Printing	162,000	1,320
Topre	1,000	9
Topy Industries	10,615	19
Toray Industries	7,000	38
Toshiba	819,000	4,547
Toshiba TEC	74,000	281
Tosoh	49,000	135
Totetsu Kogyo	9,000	50
Toyo Kohan	10,000	52
Toyo Securities	37,000	68
Toyo Seikan Kaisha	17,100	261
Toyo Suisan Kaisha	43,000	992
Toyoda Gosei	30,200	915
Toyota Auto Body	800	15
Toyota Boshoku	13,500	302
Toyota Industries	14,900	445
Toyota Motor	233,700	9,857
Toyota Tsusho	158,500	2,346
Trend Micro	500	19
TS Tech	2,500	51
Tsumura	4,300	139
TV Asahi	91	130
Unicharm	5,700	535
UNY	2,000	14
USS	3,780	231
Valor	5,400	42
Vital KSK Holdings	3,000	18
Warabeya Nichiyo	5,200	58
Watabe Wedding	7,400	81
West Japan Railway	226	758
Yakult Honsha	45,000	1,363
Yamada Denki	42,450	2,865
Yamaguchi Financial Group	37,000	344
Yamaha	1,100	13
Yamaha Motor	38,200	483
Yamato Kogyo	36,300	1,187
Yamato Transport	127,000	1,769
Yamazaki Baking	15,000	179
Yaskawa Electric	82,000	683
Yodogawa Steel Works	12,000	49
Yokogawa Electric	36,300	321
Yokohama Reito	6,000	39
Yonekyu	3,000	26
Yurtec	8,000	43

		368,562

Jersey — 0.0%
Randgold Resources	3,716	296

Description	Shares	Market Value ($ Thousands)
Macau — 0.0%
Sands China*	40,000	$49

Malta — 0.0%
BGP Holdings*	198,683	—

Mauritius — 0.1%
Golden Agri-Resources	3,195,623	1,152

Mexico — 0.0%
America Movil, Ser L	124,000	292

Netherlands — 5.0%
Accell Group	1,107	46
Aegon	111,105	712
Akzo Nobel	109,919	7,295
ArcelorMittal	59,869	2,739
ASML Holding	75,951	2,595
Boskalis Westminster	4,175	161
Corio(B)	6,873	469
CSM	35,894	944
European Aeronautic Defence and Space	226,027	4,547
Fugro	6,644	382
Heineken	40,713	1,934
Heineken Holding	8,448	354
Imtech	15,400	415
ING Groep	297,698	2,869
James Hardie Industries	54,869	418
Koninklijke Ahold	166,428	2,207
Koninklijke DSM(A)	105,546	5,190
Koninklijke KPN	387,751	6,596
Koninklijke Philips Electronics	262,991	7,780
Koninklijke Vopak*	23,651	1,876
Ordina	25,441	183
QIAGEN*	4,504	102
Randstad Holding	19,000	946
Royal Dutch Shell, Cl B	373,504	10,875
Royal Dutch Shell, Cl A	683,873	20,645
SBM Offshore	157,646	3,096
TNT	112,620	3,463
Unilever	464,235	15,122

		103,961

New Zealand — 0.1%
Air New Zealand	110,300	97
Fletcher Building	125,685	727
Telecom of New Zealand	947,775	1,706

		2,530

Norway — 1.0%
Aker Solutions	177,200	2,308
DnB	543,706	5,883
Marine Harvest*	1,512,000	1,099
Norsk Hydro	9,400	79
Seadrill	91,700	2,338
Statoil	140,362	3,508

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Telenor	377,800	$5,290

		20,505

Papua New Guinea — 0.0%
Lihir Gold	169,900	496

Portugal — 0.4%
Banco Comercial Portugues (A)	788,201	951
Banco Espirito Santo(A)	248,906	1,623
Brisa Auto-Estradas de Portugal	24,829	255
Cimpor Cimentos de Portugal(A)	27,506	253
Energias de Portugal	409,398	1,824
Jeronimo Martins SGPS	148,752	1,489
Portugal Telecom SGPS	202,828	2,477

		8,872

Russia — 0.3%
OAO Gazprom ADR	153,796	3,922
Surgutneftegaz ADR	8,414	74
Vimpel-Communications ADR	152,500	2,835

		6,831

Singapore — 1.7%
CapitaCommercial Trust(B)	929,000	770
CapitaLand	64,000	190
CapitaMall Trust(B)	554,000	708
CapitaMalls Asia*	29,400	53
Chemoil Energy	80,000	31
City Developments	25,000	205
DBS Group Holdings	775,000	8,430
Fraser and Neave	231,000	687
GuocoLeisure	296,000	147
Hong Leong Asia	27,000	55
Jardine Cycle & Carriage	77,000	1,471
Keppel	63,000	367
NatSteel	2,000	2
Olam International(A)	1,450,954	2,728
Oversea-Chinese Banking	828,000	5,335
SembCorp Industries	263,000	688
SembCorp Marine	46,000	120
SIA Engineering	121,000	287
Singapore Airlines	36,000	381
Singapore Airport Terminal Services	117,000	227
Singapore Exchange	127,000	748
Singapore Press Holdings	115,000	300
Singapore Technologies Engineering	25,000	58
Singapore Telecommunications	667,000	1,470
United Industrial	55,000	82
United Overseas Bank	53,000	738
UOB-Kay Hian Holdings	77,000	83
UOL Group	104,000	300
Venture	9,000	56
Wilmar International	1,550,000	7,052
Wing Tai Holdings	51,000	66
Yangzijiang Shipbuilding Holdings(A)	1,827,000	1,561

		35,396

Description	Shares	Market Value ($ Thousands)
South Africa — 0.1%
Impala Platinum Holdings	66,492	$1,822

South Korea — 0.2%
Samsung Electronics	6,510	4,464

Spain — 3.7%
Abengoa(A)	2,447	79
Abertis Infraestructuras(A)	30,462	689
Acerinox(A)	25,922	542
ACS Actividades de Construccion yServicios(A)	7,272	364
Banco Bilbao Vizcaya Argentaria(A)	794,674	14,495
Banco de Sabadell(A)	10,154	56
Banco Pastor	6,689	47
Banco Popular Espanol(A)	24,153	178
Banco Santander Central Hispano(A)	1,499,330	24,797
Bankinter(A)	101,863	1,050
Construcciones y Auxiliar de Ferrocarriles	627	338
Criteria Caixacorp(A)	35,444	168
EDP Renovaveis*	21,443	204
Enagas(A)	21,489	477
Ferrovial(A)	29,392	347
Financiera Alba(A)	5,107	267
Fomento de Construcciones y Contratas(A)	10,909	463
Gas Natural(A)	101,490	2,189
Gestevision Telecinco	8,176	119
Iberdrola(A)	110,555	1,060
Inditex(A)	12,324	770
Mapfre(A)	225,676	949
Obrascon Huarte Lain(A)	9,434	254
Red Electrica(A)	47,293	2,641
Repsol(A)	197,557	5,306
Sacyr Vallehermoso(A)	21,813	251
Telefonica	668,462	18,725
Zardoya Otis(A)	5,738	112

		76,937

Sweden — 1.6%
Alliance Oil*	21,359	304
Assa Abloy, Cl B	30,917	597
Atlas Copco, Cl A	28,341	418
Atlas Copco, Cl B	5,795	76
Boliden	54,000	693
Electrolux, Ser B	269,560	6,347
Eniro	21,837	108
Getinge, Cl B	17,110	328
Hennes & Mauritz, Cl B	27,664	1,537
Husqvarna, Cl B	6,581	48
Investor AB, Cl B	4,700	87
Lundin Petroleum*	55,259	437
Nordea Bank	318,031	3,229
Skandinaviska Enskilda Banken, Cl A	6,687	41
Skanska, Cl B	32,545	553

9	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
SKF, Cl B	23,154	$400
Svenska Cellulosa, Cl B	472,539	6,313
Svenska Cellulosa, Cl A	8,393	112
Svenska Handelsbanken, Cl A	47,554	1,358
Swedbank	97,420	961
Swedish Match	47,546	1,042
Tele2, Cl B	17,528	270
Telefonaktiebolaget LM Ericsson, Cl B	504,838	4,657
TeliaSonera	352,107	2,550
Trelleborg, Cl B	55,899	416
Volvo, Cl B	10,174	87
Volvo, Cl A	6,100	52

		33,021

Switzerland — 8.1%
ABB	314,682	6,068
ACE	21,600	1,089
Actelion*	17,327	926
Adecco	33,208	1,833
Advanced Digital Broadcast Holdings*	480	24
Aryzta	2,665	99
Baloise Holding	25,479	2,117
Banque Cantonale Vaudoise	1,647	653
Clariant	54,000	639
Compagnie Financiere Richemont	57,675	1,941
Credit Suisse Group	363,953	18,043
Elektrizitaets-Gesellschaft Laufenburg	56	50
Ferrexpo	4,861	16
Geberit	5,465	970
Helvetia Holding	1,890	586
Holcim*	106,602	8,290
Julius Baer Group	144,757	4,991
Kuehne + Nagel International	11,671	1,136
Lindt & Spruengli	423	1,021
Nestle	639,374	31,052
Nobel Biocare Holding	14,589	489
Novartis	446,856	24,419
Pargesa Holding	2,369	206
PSP Swiss Property	2,439	138
Roche Holding	101,425	17,357
Schindler Holding	6,412	487
SGS	20	26
Sonova Holding	9,118	1,105
STMicroelectronics	37,570	347
Straumann Holding	1,089	306
Sulzer	2,629	206
Swatch Group	47,025	4,773
Swiss Life Holding	11,735	1,494
Swiss Reinsurance	27,331	1,310
Swisscom	13,693	5,233
Syngenta	6,739	1,904
UBS	324,201	5,052
Valora Holding	365	90
Vontobel Holding	7,207	205
Xstrata	692,441	12,348
Zurich Financial Services	44,812	9,804

		168,843

Description	Shares	Market Value ($ Thousands)
Taiwan — 0.7%
Chunghwa Telecom	1,592,031	$2,969
MediaTek	156,000	2,711
Taishin Financial Holding	3,288,000	1,289
Taiwan Semiconductor Manufacturing ADR	231,200	2,645
Taiwan Semiconductor Manufacturing	974,954	1,965
United Microelectronics ADR*	814,400	3,160

		14,739

Turkey — 0.2%
Turkcell Iletisim Hizmet	325,004	2,296
Turkiye Garanti Bankasi	657,550	2,789

		5,085

United Kingdom — 16.1%
3i Group*	142,930	647
Admiral Group	11,859	227
Aegis Group	228,480	441
AMEC	192,207	2,448
Amlin	109,960	635
Anglo American	238,542	10,328
Antofagasta	150,502	2,394
Arriva	22,460	179
Associated British Foods	82,108	1,088
AstraZeneca	566,858	26,635
Autonomy*	63,754	1,548
Aviva	641,468	4,080
Babcock International Group	78,812	756
Balfour Beatty	133,231	554
Barclays	2,414,218	10,636
Berkeley Group Holdings*	28,652	378
BG Group	337,148	6,086
BHP Billiton	503,451	16,047
BP	3,868,324	37,345
Brit Insurance Holdings	23,358	74
British Airways	27,745	83
British American Tobacco	485,170	15,747
British Sky Broadcasting Group	35,259	318
BT Group, Cl A	1,129,151	2,459
Bunzl	11,029	120
Burberry Group	69,541	668
Cadbury	100,288	1,289
Cape*	63,684	232
Carnival*	26,325	897
Catlin Group	146,296	801
Centrica	1,102,000	4,990
Charter International	71,924	833
Cobham	31,151	126
Colt Telecom Group*	39,726	84
Compass Group	23,020	165
Computacenter	11,100	45
Davis Service Group	44,500	285
Devro	35,193	75
Diageo	113,693	1,983
Dimension Data Holdings	227,707	274
DS Smith	83,389	170
easyJet*	504,528	2,861
Eurasian Natural Resources	101,242	1,483
Firstgroup	145,533	995

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Fresnillo	114,493	$1,454
GlaxoSmithKline	757,051	16,051
Group 4 Securicor	22,885	96
Hammerson(B)	20,228	138
Hamworthy	16,122	69
Healthcare Locums	40,124	179
Home Retail Group	562,556	2,551
HSBC Holdings	2,136,159	24,365
ICAP	286,818	1,978
Imperial Tobacco Group	232,004	7,318
Inchcape	3,639,184	1,735
Inmarsat	8,422	94
Intercontinental Hotels Group	36,649	526
International Power	629,183	3,134
Invensys	273,105	1,314
Investec	221,296	1,512
ITV	671,305	566
J Sainsbury	242,099	1,262
Johnson Matthey	892	22
Kazakhmys	152,741	3,233
Kingfisher	1,031,086	3,795
Land Securities Group(B)	9,752	107
Legal & General Group	4,228,524	5,439
Lloyds Banking Group	37,904	30
Logica	350,028	640
London Stock Exchange Group	39,783	459
Man Group	22,462	111
Marks & Spencer Group	258,303	1,669
Meggitt	80,687	338
Millennium & Copthorne Hotels	60,027	358
Mondi	2,310	12
National Grid	342,781	3,741
Next	87,839	2,936
Old Mutual	2,409,476	4,219
Pearson	66,109	948
Persimmon	334,667	2,530
Petrofac	139,873	2,341
Petropavlovsk	8,195	134
Prudential	332,766	3,406
QinetiQ	97,731	255
Reckitt Benckiser Group	131,285	7,105
Rexam	584,066	2,730
Rio Tinto	207,969	11,227
Rolls-Royce Group	633,651	4,933
Royal & Sun Alliance Insurance Group	292,041	567
Royal Bank of Scotland Group	155,175	72
SABMiller	124,179	3,649
Sage Group	655,383	2,320
Schroders	44,198	944
Scottish & Southern Energy	18,091	339
Segro(B)	15,993	89
Serco Group	69,786	595
Shire	114,405	2,235
Smith & Nephew	10,701	110
Smiths Group	6,635	108
Standard Chartered	421,703	10,644
Standard Life	102,587	356
Taylor Woodrow	1,036,137	649
Tesco	617,978	4,262
Thomas Cook Group	130,732	483
Tomkins	273,745	850

Description	Shares/Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Travis Perkins	107,117	$1,467
Tullett Prebon	103,954	465
Tullow Oil	50,750	1,065
Unilever	36,904	1,183
Vedanta Resources	18,411	770
Vodafone Group	4,571,475	10,584
Whitbread	20,676	469
WM Morrison Supermarkets	381,018	1,700
WPP	451,157	4,411

		336,955

United States — 0.4%
A Schulman	903	18
Advance America Cash Advance Centers	8,600	48
Air Transport Services Group*	17,100	45
Bank of Hawaii	4,500	212
Capital One Financial	38,100	1,461
Clearwater Paper*	5,500	302
Computer Sciences*	22,700	1,306
ConocoPhillips	22,200	1,134
EW Scripps, Cl A*	20,000	139
Glatfelter	13,400	163
Hawkins	100	2
HSN*	7,500	151
International Business Machines	6,600	864
KMG Chemicals	3,300	49
M&F Worldwide*	2,300	91
Media General, Cl A	5,200	41
Minerals Technologies	800	44
PS Business Parks(B)	17,444	873
Synthes	7,833	1,027
Transatlantic Holdings	6,900	360

		8,330

Total Common Stock (Cost $1,637,476) ($ Thousands)		1,874,511

MORTGAGE-BACKED SECURITIES — 2.3%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC ARM
5.830%, 03/01/36 (C)	971	1,006
5.262%, 10/01/35 (C)	797	832
4.785%, 06/01/35 (C)	870	894
FHLMC CMO, Ser 3335, Cl BF
0.383%, 07/15/19 (C)	402	397
FHLMC CMO, Ser 3346, Cl FA
0.463%, 02/15/19 (C)	1,157	1,158
FNMA
6.000%, 07/01/37	788	836
FNMA ARM
5.121%, 10/01/35 (C)	1,262	1,321
4.505%, 05/01/35 (C)	911	946
3.826%, 10/01/33 (C)	207	214
3.225%, 08/01/34 (C)	903	927
3.064%, 04/01/34 (C)	421	428
2.876%, 05/01/35 (C)	546	562

		9,521

Non-Agency Mortgage-Backed Obligations — 1.5%
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
3.382%, 09/25/35 (C)	1,078	788

11	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
American Home Mortgage Investment Trust, Ser 2004-3, Cl 3A
2.754%, 10/25/34 (C)	$990	$655
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	710	711
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	517	525
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	1,065	1,059
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	806	782
Banc of America Funding, Ser 2006-A, Cl 2A2
3.990%, 02/20/36 (C)	354	80
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.681%, 12/25/33 (C)	432	414
BCAP Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	856	857
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-7, Cl 1A1
3.908%, 10/25/34 (C)	422	321
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.593%, 02/25/37 (C)	731	663
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	593	585
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	175	167
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-13, Cl 2A17
5.750%, 08/25/34	370	369
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	393	393
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
3.510%, 11/25/34 (C)	1,267	1,019
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	646	666
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3, Cl A3
3.382%, 05/15/38	46	46

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	$395	$396
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	981	981
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	685	688
Deutsche Alternative Securities Mortgage Loan Trust, Ser 2006-AB3, Cl A1
6.250%, 07/25/36 (C)	1,326	969
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	168	169
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	899	916
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.365%, 05/25/35 (C)	704	573
First Horizon Mortgage Pass-Through Trust, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	1,195	1,183
First Horizon Mortgage Pass-Through Trust, Ser 2006-AR3, Cl 1A1
5.642%, 11/25/36 (C)	1,908	1,454
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	51	51
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	544	554
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	882	878
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	516	509
Indymac Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
3.616%, 10/25/34 (C)	214	138
JP Morgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (C)	192	192
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.826%, 12/25/34 (C)	384	380
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	168	171
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	607	622

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	12

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (D)	$620	$653
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (C)	541	544
Master Adjustable Rate Mortgages, Ser 2005-2, Cl 3A1
4.020%, 03/25/35 (C)	1,316	757
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	555	552
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
3.971%, 07/25/35 (C)	294	181
MLCC Mortgage Investors, Ser 2006-1, Cl 1A1
3.914%, 02/25/36 (C)	2,907	2,118
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	139	139
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34 (D)	1,112	1,069
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (C)(D)	1,148	1,068
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	579	592
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
7.610%, 03/15/33	162	162
Residential Asset Securitization Trust, Ser 2003-A, Cl A2
0.731%, 03/25/33 (C)	311	282
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
3.206%, 12/25/34 (C)	3,014	2,376
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	1,298	1,302
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A11
6.000%, 06/25/36	501	495
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.351%, 09/25/46 (C)	2,156	2,114
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	700	699
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	478	478
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A6
2.954%, 08/25/34 (C)	161	158

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	$658	$655
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A13
0.681%, 06/25/34 (C)	458	440
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.668%, 07/25/34 (C)	126	44
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A5
3.219%, 08/25/34 (C)	87	87

		37,889

Total Mortgage-Backed Securities (Cost $52,037) ($ Thousands)		47,410

ASSET-BACKED SECURITIES — 1.7%
Automotive — 0.4%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	225	225
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (D)	1,150	1,161
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (C)(D)	285	285
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2
2.040%, 04/15/11	1,035	1,041
CitiFinancial Auto Issuance Trust, Ser 2008-1, Cl A2
1.830%, 11/15/12 (D)	670	670
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	518	528
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	1,035	1,042
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	685	694
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	240	240
Nissan Auto Lease Trust, Ser 2009-A, Cl A2
2.010%, 04/15/11	760	765
USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	1,100	1,106
Volkswagen Auto Lease Trust, Ser 2009-A, Cl A2
2.870%, 07/15/11	963	972

		8,729

13	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Credit Card — 0.9%
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.273%, 02/17/15 (C)	$1,170	$1,153
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.583%, 12/15/14 (C)	3,295	3,358
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.263%, 11/15/13 (C)	620	612
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	1,075	1,122
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.333%, 04/15/13 (C)	600	601
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.273%, 06/16/14 (C)	875	863
Chase Issuance Trust, Ser 2009-A4, Cl A4
0.983%, 06/15/12 (C)	1,100	1,103
Chase Issuance Trust, Ser 2009-A6, Cl A6
1.083%, 07/16/12 (C)	1,550	1,555
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.352%, 11/25/13 (C)	1,430	1,414
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	295	304
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.583%, 08/20/14 (C)	860	851
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.983%, 03/17/14 (C)	645	658
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.453%, 09/17/12 (C)	1,760	1,758
MBNA Credit Card Master Note Trust, Ser 2003-A8, Cl A8
0.423%, 12/17/12 (C)	2,150	2,143

		17,495

Mortgage Related — 0.4%
ACE Securities, Ser 2003-NC1, Cl M1
1.401%, 07/25/33 (C)	2,100	1,346
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	422	417
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37	212	215
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	1,245	1,163
CNH Equipment Trust, Ser 2009-A, Cl A2
4.060%, 10/17/11	384	387

Description	Face Amount (1) ($ Thousands)/Shares	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2009-B, Cl A2
2.400%, 05/16/11	$17	$17
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35	182	180
GSAMP Trust, Ser 2005-HE3, Cl M1
0.701%, 06/25/35 (C)	424	420
Master Asset Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.281%, 08/25/33 (C)	288	259
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.931%, 10/25/37 (C)	619	596
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.881%, 07/25/34 (C)	129	31
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.281%, 09/25/33 (C)	1,587	1,171
RAAC Series, Ser 2005-RP2, Cl A
0.581%, 06/25/35 (C)(D)	271	255
Residential Asset Mortgage Products, Ser 2003-RS11, Cl Mll1
1.326%, 12/25/33 (C)	188	109
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.381%, 02/25/36 (C)(D)	3,484	1,756
Terwin Mortgage Trust, Ser 2006-2, Cl 2A1
4.500%, 06/25/36	723	72

		8,394

Total Asset-Backed Securities (Cost $38,127) ($ Thousands)		34,618

PREFERRED STOCK — 0.8%
Brazil — 0.5%
Banco Bradesco	184,300	3,846
Cia de Saneamento Basico do Estado de Sao Paulo ADR	41,000	1,604
Petroleo Brasileiro	210,900	4,439

		9,889

Germany — 0.3%
Bayerische Motoren Werke	13,071	433
Draegerwerk	2,624	114
Henkel	63,107	3,317
Jungheinrich	2,620	50
Porsche	7,594	471
ProSiebenSat.1 Media	51,125	592
RWE	8,644	770
Volkswagen	12,960	1,223

		6,970

Total Preferred Stock (Cost $15,039) ($ Thousands)		16,859

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	14

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2009

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATION — 0.0%
United States — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49(C)(D)	$1,740	$1,013

Total Corporate Obligation (Cost $1,740) ($ Thousands)		1,013

	Number Of Warrants
WARRANTS — 0.0%
Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	172,793	41

Italy — 0.0%
Mediobanca, Expires 2011*	70,129	11

France — 0.0%
Fonciere Des Regions, Expires 2010 *	7,336	6

Total Warrants (Cost $0) ($ Thousands)		58

	Number Of Rights
RIGHTS — 0.0%
Australia — 0.0%
Woodside Petroleum, Expires 02/01/10*	1	4

Belgium — 0.0%
Fortis, Expires 07/01/14*	423	—

Total Rights (Cost $0) ($ Thousands)		4

U.S. TREASURY OBLIGATIONS (E) — 0.4%
U.S. Treasury Bills
0.150%, 06/17/10	650	649
0.135%, 06/03/10	5,363	5,359
0.010%, 02/25/10	2,000	2,000

Total U.S. Treasury Obligations (Cost $8,009) ($ Thousands)		8,008

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 6.0%
United States — 6.0%
SEI Liquidity Fund, L.P.,
0.300%†**(F)	127,514,288	$125,323

Total Affiliated Partnership (Cost $127,514) ($ Thousands)		125,323

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%, †**	64,378	64,378

Total Cash Equivalent (Cost $64,378) ($ Thousands)		64,378

Total Investments — 104.1% (Cost $1,944,320) ($ Thousands)§		$2,172,182

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2009, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
1/25/10	AUD	8,195	USD	7,344	$(8)
1/25/10	USD	7,528	AUD	8,195	(176)

					$(184)

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	722	Mar-2010	$892
FTSE 100 Index	222	Mar-2010	368
Hang Seng Index	12	Jan-2010	64
MSCI EAFE Index E-MINI	119	Mar-2010	65
Nikkei 225 Index	39	Mar-2010	71
SPI 200 Index	70	Mar-2010	329
Topix Index	171	Mar-2010	224

			$2,013

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

15	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	MSCI DAILY TR NET EAFE USD Market Index	3 MONTH LIBOR	PRICE RETURN	01/13/10	94,841	$1,125

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$68,572	$1,805,939	$—	$1,874,511
Mortgage-Backed Securities	—	47,410	—	47,410
Asset-Backed Securities	—	34,618	—	34,618
Preferred Stock	16,859	—	—	16,859
Corporate Obligation	—	1,013	—	1,013
Warrants	41	17	—	58
Rights	4	—	—	4
Cash Equivalent	64,378	—	—	64,378
U.S. Treasury Obligations	—	8,008	—	8,008
Affiliated Partnership	—	125,323	—	125,323

Total Investments in Securities	$149,854	$2,022,328	$—	$2,172,182

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$2,013	$—	$—	$2,013
Forwards	—	(184)	—	(184)
Total Return Swap	—	1,125	—	1,125

Total Other Financial Instruments	$2,013	$941	$—	$2,954

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

Percentages are based on a Net Assets of $2,086,358 ($ Thousands).

*	Non-income producing security
**	Rate shown is the 7-day effective yield as of December 31, 2009.
(1)	In U.S. Dollars unless otherwise indicated.
†	Affiliated security
(A)	This security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $121,291 ($ Thousands).
(B)	Real Estate Investments Trust
(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2009 was $125,323 ($ Thousands).
§	At December 31, 2009, the tax basis cost of the Fund’s investments was $1,944,320 ($ Thousands), and the unrealized appreciation and depreciation were $275,174 ($ Thousands) and ($47,312) ($ Thousands) respectively.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	16

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 88.8%
Argentina — 0.4%
Tenaris ADR	71,458	$3,048
Ternium ADR	27,300	967

		4,015

Australia — 0.0%
Centamin Egypt*	171,100	336

Brazil — 8.3%
Abyara Planejamento Imobiliario*	32,900	86
Amil Participacoes	157,000	1,234
Anhanguera Educacional Participacoes*	11,000	157
Banco do Brasil	161,654	2,754
Banco Santander Brasil ADR	149,740	2,087
Banestes Banco do Estado do Espirito Santo	24,800	99
BM&F BOVESPA	67,100	472
BR Malls Participacoes*	70,949	875
Brasil Telecom*	15,380	243
Centrais Eletricas Brasileiras	45,480	948
CETIP - Balcao Organizado de Ativos e Derivativos	147,700	1,207
Cia de Saneamento Basico do Estado de Sao Paulo	101,469	2,001
Cia de Saneamento de Minas Gerais	60,100	1,146
Cia Energetica de Minas Gerais ADR(A)	62,163	1,123
Cia Siderurgica Nacional ADR	13,844	442
Cielo	115,876	1,020
Dufry South America	61,000	1,260
EDP - Energias do Brasil	99,302	1,911
Empresa Brasileira de Aeronautica	179,500	979
Empresa Brasileira de Aeronautica ADR	30,390	672
Eternit	26,655	132
Ez Tec Empreendimentos e Participacoes	36,800	179
Fibria Celulose*	28,525	640
Fibria Celulose ADR*	12,122	277
Gerdau ADR	99,389	1,693
Gerdau	88,900	1,130
Gol Linhas Aereas Inteligentes ADR(A)	18,800	289
Grendene	316,724	1,808
Hypermarcas*	99,850	2,291
Iguatemi Empresa de Shopping Centers	39,400	768
Itau Unibanco Holding ADR	194,629	4,445
Light	52,722	786
Localiza Rent a Car	110,012	1,219
Lojas Renner	86,649	1,954
M Dias Branco	2,928	71
Marfrig Alimentos	23,450	257
Medial Saude*	30,800	307

Description	Shares	Market Value ($ Thousands)
Multiplan Empreendimentos Imobiliarios	8,500	$158
OGX Petroleo e Gas Participacoes	358,400	3,516
PDG Realty Empreendimentos e Participacoes	114,900	1,144
Petroleo Brasileiro	348,629	8,330
Petroleo Brasileiro ADR	40,534	1,933
Porto Seguro	26,600	308
Redecard	146,925	2,444
Rodobens Negocios Imobiliarios	85,150	878
Santos Brasil Participacoes*	41,581	417
Sistema Educacional Brasileiro	80,900	1,078
SLC Agricola	81,637	763
Souza Cruz	25,418	842
Sul America	19,024	567
Telegraph Norte Leste Participacoes	41,900	1,074
Telegraph Norte Leste Participacoes ADR	94,567	2,026
Tractebel Energia	45,970	568
Usinas Siderurgicas de Minas Gerais	115,735	3,326
Vale	166,400	4,725
Vale ADR, Cl B(A)	261,580	7,594
Vivo Participacoes ADR	2,959	92
Wilson Sons, Cl BDR, BDR	72,405	892

		81,637

Canada — 0.1%
First Quantum Minerals	10,149	777

Chile — 1.2%
Banco de Chile ADR	15,629	842
Banco Santander Chile ADR	14,961	969
Centros Comerciales Sudamericanos	109,425	370
Cia Cervecerias Unidas	205,832	1,619
Cia Cervecerias Unidas ADR	23,094	901
CorpBanca ADR	10,200	433
Embotelladora Andina ADR, Cl B	32,078	654
Empresa Nacional de Telecomunicaciones	66,648	966
Enersis ADR	205,191	4,691
La Polar	54,200	309
Sociedad Quimica y Minera de Chile ADR	7,800	293

		12,047

China — 10.6%
AirMedia Group ADR*(A)	95,506	717
Ajisen China Holdings	1,139,897	974
Anhui Conch Cement(B)	220,882	1,411
Anhui Expressway	750,000	521
Asia Cement China Holdings	1,535,000	913
Baidu ADR*	700	288
Bank of China	14,540,000	7,813
Bank of Communications(A)	1,189,000	1,367
Baoye Group	188,000	141
Beauty China Holdings(B)	70,000	7
Bosideng International Holdings	2,734,000	609
China BlueChemical	626,000	382

1	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
China Citic Bank	1,009,000	$854
China Coal Energy	1,260,000	2,286
China Communications Construction	50,000	48
China Communications Services	610,000	299
China Construction Bank	15,369,250	13,126
China Dongxiang Group	2,186,500	1,687
China Life Insurance	732,516	3,584
China Longyuan Power Group*	140,000	181
China Molybdenum	1,254,991	1,000
China Pacific Insurance Group*	270,600	1,078
China Petroleum & Chemical	1,314,000	1,158
China Railway Construction	2,003,500	2,553
China Shineway Pharmaceutical Group	51,000	95
China Shipping Development	1,144,000	1,701
China Telecom	2,854,000	1,180
China Zhongwang Holdings*(A)	584,000	465
Chongqing Changan Automobile, Cl B	759,900	768
Country Garden Holdings	1,579,000	584
Ctrip.com International ADR*	48,700	3,500
Dongfeng Motor Group(B)	1,937,555	2,767
Epure International	2,543,500	1,317
First Tractor	46,000	30
Fosun International	1,101,500	764
Golden Eagle Retail Group	410,103	832
Great Wall Motor	525,000	650
Great Wall Technology	358,000	132
Guangzhou R&F Properties	556,400	970
Harbin Power Equipment	788,000	697
Huaneng Power International	2,100,800	1,176
Huaneng Power International ADR	10,690	239
Industrial & Commercial Bank of China(A)(B)	14,193,000	11,688
Jiangling Motors, Cl B	347,900	593
Longfor Properties*	321,000	362
Lumena Resources*	1,904,000	603
Mindray Medical International ADR(A)	36,927	1,253
New Oriental Education & Technology Group ADR*	8,248	624
PetroChina	3,573,023	4,247
PetroChina ADR	11,290	1,343
Ping An Insurance Group of China	214,000	1,861
Qingling Motors	206,000	50
Renhe Commercial Holdings	11,110,000	2,513
Shanda Games ADR*	33,800	344
Shandong Chenming Paper Holdings, Cl B	697,900	520
Shandong Molong Petroleum Machinery	1,061,386	161
Shanghai Mechanical and Electrical Industry, Cl B	201,365	242
Shenzhou International Group Holdings	369,000	480
Sichuan Expressway	116,000	61
Sina*	6,600	298
Sinotrans	4,378,000	1,142
Sinotrans Shipping	1,293,500	594
Soho China	2,030,500	1,091

Description	Shares	Market Value ($ Thousands)
Tencent Holdings	195,200	$4,221
Tingyi Cayman Islands Holding	604,000	1,494
Travelsky Technology	96,000	97
Trina Solar ADR*	32,500	1,754
Weichai Power	26,000	209
Weiqiao Textile	1,721,400	1,170
Yanzhou Coal Mining	592,000	1,295
Zhejiang Expressway	771,922	711
Zhuzhou CSR Times Electric	685,000	1,398
Zijin Mining Group	844,000	800

		104,083

Colombia — 0.1%
BanColombia ADR	15,739	716

Czech Republic — 0.3%
CEZ	32,667	1,532
Komercni Banka	3,718	795
Philip Morris CR	560	269

		2,596

Egypt — 0.5%
Al Arafa Investments and Consulting*	24,000	16
Commercial International Bank	121,110	1,203
Egyptian Financial Group-Hermes Holding	220,924	1,006
El Ezz Steel	56,162	176
National Societe Generale Bank	12,100	65
Orascom Construction Industries GDR	12,219	553
Orascom Telecom Holding SAE(A)	80,000	366
Talaat Moustafa Group*	289,000	363
Telecom Egypt	205,500	676

		4,424

Hong Kong — 6.1%
Beijing Enterprises Holdings	388,362	2,813
Belle International Holdings	1,657,000	1,919
Chaoda Modern Agriculture(A)	2,789,400	2,969
Cheung Kong Holdings	26,000	334
China Mengniu Dairy	604,000	2,147
China Mobile ADR	48,070	2,232
China Mobile	1,332,365	12,396
China Overseas Land & Investment	678,800	1,422
China Pharmaceutical Group	1,552,000	858
China Power International Development(A)	4,175,200	1,045
China Resources Power Holdings	481,800	954
China Unicom	1,101,624	1,445
CNOOC(B)	5,418,448	8,441
CNOOC ADR	3,510	546
CNPC Hong Kong	1,118,695	1,475
COSCO Pacific	2,151,015	2,730
Denway Motors	1,700,000	1,074
Digital China Holdings	292,000	389
Geely Automobile Holdings(A)	1,808,118	987
Global Bio-Chemical Technology Group	3,957,500	969

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
GOME Electrical Appliances Holdings	5,125,740	$1,845
Great Eagle Holdings	153,668	398
Guangdong Investment	872,000	507
GZI Real Estate Investment Trust(C)	706,065	267
Hengan International Group	114,000	844
Hopewell Holdings	128,999	416
Huabao International Holdings	1,839,500	1,978
Industrial and Commercial Bank of China Asia	293,000	635
NWS Holdings	450,226	826
Samson Holding	5,317,000	818
Shanghai Industrial Holdings	314,985	1,597
Sino Biopharmaceutical	120,000	38
Sinolink Worldwide Holdings	1,524,532	289
Skyworth Digital Holdings(A)	1,802,000	1,848
TPV Technology	1,349,890	826

		60,277

Hungary — 0.3%
Egis Gyogyszergyar	2,338	232
Magyar Telekom	126,147	489
MOL Hungarian Oil and Gas	19,101	1,721

		2,442

India — 7.2%
ACC	26,290	492
Allahabad Bank	235,870	633
Ambuja Cements	240,760	538
Andhra Bank	293,495	655
Bank	10,693	96
Bank of Baroda	125,937	1,386
Bank of India	468,549	3,858
Bank of Maharashtra	111,285	119
Bharat Electronics	8,329	347
Bharat Heavy Electricals	28,180	1,451
Bharat Petroleum	78,222	1,067
Bharti Airtel	346,260	2,447
Birla	20,520	147
Cairn India*	478,626	2,887
Canara Bank	95,549	795
Container of India	180	5
Dena Bank	42,104	75
Federal Bank	45,650	230
GAIL India	332,758	2,949
Glenmark Pharmaceuticals	202,090	1,194
Grasim Industries	22,301	1,185
Gujarat Alkalies & Chemicals	23,460	65
Gujarat Narmada Valley Fertilizers	116,743	264
Gujarat State Fertilisers & Chemicals	21,870	89
HCL Technologies	115,942	921
Hero Honda Motors	84,328	3,102
Hindalco Industries	230,070	791
Hindustan Petroleum	102,740	859
Hindustan Zinc	53,580	1,385
Housing Development Finance	30,723	1,758
India Cements	1,231,922	3,254
Indian Bank	387,636	1,448
Indian Overseas Bank	51,626	122

Description	Shares	Market Value ($ Thousands)
Industrial Development Bank of India	315,589	$860
Infosys Technologies	37,201	2,070
Jet Airways India	35,730	422
Jindal Steel & Power	12,294	185
Mahanagar Telephone Nigam	507,220	799
Mahindra & Mahindra	30,000	694
Mangalore Refinery & Petrochemicals	439,380	734
Maruti Udyog	12,190	407
Oil & Natural Gas	111,225	2,806
Oriental Bank of Commerce	157,445	841
Patni Computer Systems	162,686	1,684
Piramal Healthcare	35,112	279
Power Finance	186,750	1,043
Punjab National Bank	44,931	873
Reliance Industries	92,680	2,166
Rolta India	83,820	350
Sesa GOA*(D)	105,574	926
State Bank of India GDR	25,100	2,469
State Bank of India	15,780	767
Steel Authority of India	606,278	3,130
Sterlite Industries India	71,574	1,320
Syndicate Bank	114,759	234
Tata Chemicals	5,106	35
Tata Consultancy Services	295,318	4,761
Tata Power	9,356	275
Tata Steel	73,340	968
UCO Bank	151,210	179
Union Bank of India	62,547	353
Welspun-Gujarat Stahl	134,408	777
Zee Entertainment Enterprises	297,096	1,629

		70,650

Indonesia — 1.7%
Adaro Energy	1,246,000	228
Astra International	392,351	1,442
Bank Central Asia	2,851,500	1,460
Bank Mandiri	7,908,592	3,898
Bank Rakyat Indonesia	2,108,000	1,694
Indocement Tunggal Prakarsa	998,805	1,444
Indosat	1,291,000	642
Kalbe Farma	869,000	119
Semen Gresik Persero	458,000	365
Tambang Batubara Bukit Asam	209,000	380
Telekomunikasi Indonesia	4,815,100	4,793
Unilever Indonesia	254,093	295
United Tractors	213,000	349

		17,109

Israel — 1.7%
Bank Hapoalim*	151,910	661
Bezeq Israeli Telecommunication	1,224,036	3,085
Delek Automotive Systems	2,517	28
Delek Group	1,038	210
Discount Investment	11,255	263
First International Bank of Israel*	51,020	850
Formula Systems 1985	1,704	18
Israel Chemicals	30,000	394
Israel Land Development	732	3
Koor Industries	4,800	139
Makhteshim-Agan Industries	246,805	1,172

3	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Mizrahi Tefahot Bank*	92,000	$840
Partner Communications	38,041	771
Teva Pharmaceutical Industries ADR	78,956	4,436
Teva Pharmaceutical Industries	73,554	4,132
Union Bank of Israel*	21,090	91

		17,093

Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	92,303	2,285

Malaysia — 1.6%
Berjaya Sports Toto	174,983	222
BIMB Holdings	36,000	13
British American Tobacco Malaysia	48,755	609
CIMB Group Holdings	647,200	2,422
Gamuda	1,246,200	944
Genting Malaysia	2,139,440	1,748
Hong Leong Bank	368,411	873
Hong Leong Financial Group	17,300	38
KLCC Property Holdings	97,600	98
Lafarge Malayan Cement	57,100	104
Malayan Banking	1,701,567	3,398
Malaysian Bulk Carriers	349,191	328
PPB Group	202,000	939
Proton Holdings*	167,000	190
Public Bank	169,082	557
Public Bank (Foreign Market)	87,400	287
Tenaga Nasional	1,046,935	2,561
Titan Chemicals*	379,000	134
Top Glove	36,110	106
UMW Holdings	126,841	235

		15,806

Mexico — 4.4%
Alfa, Cl A	109,268	688
America Movil, Ser L	2,271,606	5,354
America Movil ADR, Ser L	150,306	7,061
Banco Compartamos(A)	70,646	365
Bolsa Mexicana de Valores*(A)	573,228	674
Cemex ADR*	173,100	2,046
Coca-Cola Femsa ADR	3,550	233
Coca-Cola Femsa	107,800	712
Consorcio ARA(A)	869,100	606
Desarrolladora Homex ADR*(A)	41,543	1,397
Embotelladoras Arca	616,009	2,053
Fomento Economico Mexicano ADR	37,922	1,816
Fomento Economico Mexicano	272,255	1,309
GEO*	167,200	445
Gruma, Cl B*	123,669	218
Grupo Bimbo, Ser A	77,320	513
Grupo Carso, Ser A1(A)	258,678	793
Grupo Casa Saba ADR	4,500	85
Grupo Continental	587,251	1,488
Grupo Financiero Banorte, Cl O*(A)	767,116	2,772
Grupo Mexico, Ser B	1,427,320	3,265
Grupo Simec, Cl B*	150,000	417

Description	Shares	Market Value ($ Thousands)
Grupo Televisa ADR	117,175	$2,433
Grupo Televisa	315,243	1,314
Industrias, Cl B*	157,544	554
Megacable Holdings*	10,200	22
Telefonos de Mexico ADR, Ser L	25,047	415
Urbi Desarrollos Urbanos*	1,605,241	3,627
Wal-Mart de Mexico, Ser V(A)	113,600	507

		43,182

Netherlands — 0.1%
Plaza Centers(A)	496,174	1,193

Pakistan — 0.1%
Oil & Gas Development	920,472	1,207

Panama — 0.2%
Copa Holdings, Cl A	26,400	1,438

Peru — 0.0%
Cia de Minas Buenaventura ADR	3,300	111

Philippines — 0.4%
ABS-CBN Holdings	131,700	83
Bank of the Philippine Islands	437,171	451
Globe Telecom	1,376	27
Metropolitan Bank & Trust	257,900	250
Philippine Long Distance Telephone ADR	20,599	1,167
Philippine Long Distance Telephone	15,200	858
SM Investments	48,580	343
Union Bank of Philippines	446,600	358

		3,537

Poland — 0.8%
Asseco Poland	18,998	416
Bank Pekao	4,830	271
Ciech	3,853	50
Cyfrowy Polsat	121,890	578
Gant Development*	6,000	49
Getin Holding*	50,000	154
KGHM Polska Miedz	50,931	1,879
Polish Oil & Gas	102,351	135
Polski Koncern Naftowy Orlen	142,314	1,680
Powszechna Kasa Oszczednosci Bank Polski	72,096	952
Synthos*	260,000	105
Telekomunikacja Polska	212,561	1,176
Zaklady Azotowe Pulawy*	641	17

		7,462

Russia — 6.0%
Evraz Group GDR	59,903	1,661
Globaltrans Investment GDR*(A)	192,820	1,900
Integra Group Holdings GDR*	134,503	395
LSR Group GDR*	37,939	345
LUKOIL ADR	196,912	11,106
Lukoil OAO ADR	24,431	1,384

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Magnit OAO GDR	47,610	$647
MMC Norilsk Nickel ADR*	308,336	4,375
Mobile Telesystems ADR	60,480	2,957
Novolipetsk Steel GDR	33,848	1,034
OAO Gazprom ADR	722,479	18,423
Pharmstandard GDR*	33,038	677
Rosneft Oil GDR	662,429	5,654
Sberbank GDR(A)	6,200	1,710
Severstal GDR	54,223	512
Sistema GDR	5,176	109
Surgutneftegaz ADR	152,598	1,356
Tatneft ADR	41,892	1,210
Uralkali GDR	66,738	1,388
VTB Bank GDR(A)	285,046	1,331
X5 Retail Group GDR*	25,806	818

		58,992

Singapore — 0.1%
Yangzijiang Shipbuilding Holdings(A)	1,658,102	1,417

South Africa — 7.0%
ABSA Group(A)	146,490	2,546
African Bank Investments(A)	353,391	1,426
African Rainbow Minerals	10,000	235
Anglo Platinum	9,030	966
AngloGold Ashanti ADR(A)	31,619	1,270
AngloGold Ashanti	32,400	1,315
ArcelorMittal South Africa	167,365	2,324
Aspen Pharmacare Holdings(A)	56,868	567
Assore	1,403	133
Aveng(A)	190,755	1,030
Barloworld(A)	404,176	2,468
Bidvest Group	103,096	1,801
DataTec	45,000	164
FirstRand	1,165,138	2,889
FOUNTAINHEAD PROPERTY TRUST	126,801	108
Gold Fields	207,721	2,734
Gold Fields ADR	51,330	673
Grindrod(A)	453,355	1,093
Group Five	14,344	75
Harmony Gold Mining(A)	155,431	1,581
Hyprop Investments(A)	10,729	67
Iliad Africa	19,373	26
Impala Platinum Holdings	135,722	3,718
Imperial Holdings(A)	100,399	1,201
Investec	199,045	1,433
JD Group(A)	110,330	735
Kumba Iron Ore(A)	20,794	856
Medi-Clinic	94,478	329
Merafe Resources*	240,000	45
Metropolitan Holdings	465,752	844
Mondi(A)	229,298	1,302
Mr Price Group(A)	162,312	769
MTN Group	519,430	8,286
Murray & Roberts Holdings	243,060	1,524
Nampak(A)	539,842	1,102
Naspers, Cl N(A)	50,929	2,066
Nedbank Group(A)	110,408	1,860
Remgro(A)	60,722	734

Description	Shares	Market Value ($ Thousands)
Sanlam(A)	772,921	$2,382
Sappi	574,973	2,757
Sasol ADR	9,070	362
Sasol	170,237	6,837
Standard Bank Group	210,953	2,904
Steinhoff International Holdings*	300,000	842
Vodacom Group Pty(A)	103,220	790
Wilson Bayly Holmes-Ovcon	634	9
Woolworths Holdings	59,575	144

		69,322

South Korea — 12.9%
CJ CheilJedang*	896	158
Daegu Bank	59,450	875
Daewoo Shipbuilding & Marine Engineering*	64,270	964
Daishin Securities	26,860	361
Dongbu Insurance	21,523	598
GS Engineering & Construction*	36,060	3,344
GS Holdings*	18,010	522
GS Home Shopping*	1,898	140
Hana Financial Group	17,980	508
Hanwha Chemical*	98,810	1,141
Hynix Semiconductor*	15,800	314
Hyosung*	13,464	985
Hyundai Department Store*	4,125	398
Hyundai Development*	40,030	1,296
Hyundai Engineering & Construction	34,748	2,108
Hyundai Heavy Industries	873	130
Hyundai Mobis*	12,930	1,895
Hyundai Motor	51,308	5,311
Kangwon Land*	161,290	2,287
KB Financial Group*	42,284	2,153
KCC	531	169
KISWIRE*	2,750	92
Korea Development Financing	1,930	56
Korea Electric Power	113,200	3,304
Korea Exchange Bank*	66,450	825
Korea Plant Service & Engineering*	13,254	483
Korea Zinc*	9,254	1,616
Korean Air Lines*	48,168	2,266
Korean Reinsurance	89,530	756
KT ADR*	80,800	1,359
KT*	56,040	1,886
KT&G*	26,056	1,441
LG*	41,054	2,564
LG Chemical*	20,428	4,004
LG Electronics	63,977	6,670
LG Philips LCD	206,870	6,994
Lotte Chilsung Beverage*	249	180
Lotte Confectionery*	22	25
Lotte Shopping*	3,266	967
LS Industrial Systems*	9,912	824
MegaStudy*	5,492	1,129
Namyang Dairy Products*	196	93
Nong Shim*	43	9
OCI*	1,801	337
POSCO	18,935	9,986
POSCO ADR	6,840	897
Pusan Bank*	74,870	893

5	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Shares	Market Value ($ Thousands)
Samsung Electro-Mechanics*	2,540	$234
Samsung Electronics	44,041	30,200
Samsung Fire & Marine Insurance	14,697	2,516
SeAH Holdings*	66	3
Shinhan Financial Group*	224,660	8,313
Shinsegae	7,853	3,627
SK Holdings	8,836	674
SK Telecom	2,825	412
SK Telecom ADR	101,010	1,643
S-Oil	23,454	1,089
Tong Yang Life Insurance*	85,110	1,023
Woori Investment & Securities	52,440	747
Youngone Holdings*	3,508	105
Yuhan*	8,046	1,230

		127,129

Sweden — 0.1%
Alliance Oil*(A)	80,770	1,149

Taiwan — 11.2%
Ability Enterprise	178,039	349
Acer	1,056,371	3,170
Advanced Semiconductor Engineering	2,371,404	2,129
Advanced Semiconductor Engineering ADR	88,998	394
Asia Cement	914,000	985
Asustek Computer	1,681,931	3,240
AU Optronics ADR	36,280	435
AU Optronics	2,625,418	3,145
Catcher Technology	397,000	1,104
Cathay Financial Holding	1,508,200	2,808
Chang Hwa Commercial Bank	725,000	344
Cheng Loong	318,000	126
Chi Mei Optoelectronics	683,000	482
China Bills Finance*	461,000	132
China Metal Products	77,000	109
China Steel	2,224,819	2,294
Chinatrust Financial Holding	6,844,861	4,255
Chunghwa Telecom	1,634,777	3,049
Compal Electronics	3,412,281	4,713
CTCI	487,396	499
Delta Electronics	205,000	645
Far Eastern Textile	888,538	1,111
Far EasTone Telecommunications	574,000	687
First Financial Holding	2,908,192	1,803
Formosa Chemicals & Fibre	90,000	195
Formosa Plastics	230,165	485
Gigabyte Technology	174,000	170
HannStar Display*	642	—
High Tech Computer	253,100	2,900
Hon Hai Precision Industry	3,044,934	14,240
KGI Securities	767	—
Lite-On Technology	1,281,117	1,925
Macronix International	62,000	35
MediaTek	408,023	7,089
Mega Financial Holding	1,149,000	662
Nan Ya Plastics	5,040	9
Nan Ya Printed Circuit Board	377,967	1,445
Novatek Microelectronics	227,860	761
Pou Chen	887,200	704

Description	Shares	Market Value ($ Thousands)
Quanta Computer	1,512,592	$3,282
Siliconware Precision Industries	1,454,002	1,982
Siliconware Precision Industries ADR	265,700	1,863
SinoPac Financial Holdings	4,346,230	1,742
Taishin Financial Holding	541,000	212
Taiwan Cooperative Bank	1,377,661	864
Taiwan Fertilizer	1,007,000	3,586
Taiwan Semiconductor Manufacturing	6,361,456	12,821
Taiwan Semiconductor Manufacturing ADR	164,386	1,881
Tatung*	6,312,000	1,546
U-Ming Marine Transport	392,000	793
United Microelectronics	10,751,312	5,808
Universal Scientific Industrial	296,000	187
Walsin Lihwa	154,000	58
Wistron	981,000	1,900
Yageo	2,371,440	866
Yuanta Financial Holding	3,098,000	2,267

		110,286

Thailand — 2.4%
Advanced Info Service	384,700	998
Airports of Thailand	428,000	501
Bangkok Bank	269,000	942
Bangkok Bank NVDR(A)	846,200	2,945
Bumrungrad Hospital	843,850	747
Electricity Generating	43,101	102
Glow Energy	684,921	677
Kasikornbank(A)	1,498,633	3,854
Krung Thai Bank	4,414,440	1,302
PTT	246,444	1,820
PTT NVDR(A)	199,900	1,476
Ratchaburi Electricity Generating Holding	88,800	94
Siam Cement	389,854	2,751
Siam Commercial Bank	1,672,888	4,264
Thai Airways International*	116,580	65
Thai Union Frozen Products	568,700	517
Thanachart Capital	362,000	240
Total Access Communication	502,600	549
Total Access Communication NVDR	20,100	21

		23,865

Turkey — 2.4%
Akbank	24,000	152
Anadolu Efes Biracilik Ve Malt Sanayii	80,993	901
Cimsa Cimento Sanayi VE Tica	226,910	1,143
Eczacibasi Ilac Sanayi	175,000	292
Ford Otomotiv Sanayi	208,983	1,274
Haci Omer Sabanci Holding	219,555	851
Izmir Demir Celik Sanayi*	19,375	29
KOC Holding*	215,290	636
Petrol Ofisi*	51,450	198
Tekfen Holding*	228,463	746
Tupras Turkiye Petrol Rafine	197,355	3,900
Turk Hava Yollari	335,177	1,278
Turk Sise ve Cam Fabrikalari	1,394,426	1,743
Turkcell Iletisim Hizmet ADR	16,040	281

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Turkcell Iletisim Hizmet	412,128	$2,911
Turkiye Garanti Bankasi	431,897	1,832
Turkiye Halk Bankasi	127,691	1,018
Turkiye Is Bankasi, Cl C	495,196	2,082
Turkiye Sinai Kalkinma Bankasi*	1,192,188	1,452
Turkiye Vakiflar Bankasi Tao, Cl D	314,240	898

		23,617

United Arab Emirates — 0.0%
DP World	983,000	418

United Kingdom — 0.4%
Anglo American	78,811	3,407
JKX Oil & Gas	79,730	363

		3,770

Total Common Stock (Cost $694,347) ($ Thousands)		874,388

PREFERRED STOCK — 7.8%
Brazil — 7.8%
Banco Bradesco	83,200	1,736
Banco Daycoval	25,700	144
Bombril*	13,400	68
Brasil Telecom*	110,382	1,061
Braskem	191,000	1,543
Centrais Eletricas Brasileiras	58,000	1,055
Cia Brasileira de Distribuicao Grupo Pao de Acucar	24,484	913
Cia de Bebidas das Americas ADR	15,613	1,578
Cia de Bebidas das Americas	24,000	2,402
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,170	46
Cia de Tecidos do Norte de Minas - Coteminas	175,532	539
Cia Energetica de Minas Gerais	135,901	2,463
Cia Paranaense de Energia	103,353	2,196
Construtora Sultepa	600	2
Eletropaulo Metropolitana Eletricidade de Sao Paulo	126,714	2,508
Gerdau	53,100	888
Investimentos Itau	866,316	5,889
Itau Unibanco Holding	228,171	5,064
Marcopolo	234,200	907
Metalurgica Gerdau, Cl A	61,599	1,234
NET Servicos de Comunicacao*	64,900	893
Petroleo Brasileiro	578,842	12,183
Petroleo Brasileiro Sponsored ADR, Cl A	308,060	13,059
Randon Participacoes	77,800	695
Telecomunicacoes de Sao Paulo	67,166	1,678
Telemar Norte Leste	6,624	236
Tim Participacoes	395,200	1,161
Ultrapar Participacoes	17,900	823
Universo Online	20,000	108
Vale, Cl A	322,331	7,803
Vale ADR ADR, Cl B	195,476	4,852
Vivo Participacoes	39,800	1,244

		76,971

Description	Shares	Market Value ($ Thousands)
South Korea — 0.0%
Yuhan*	402	$49

Total Preferred Stock (Cost $44,005) ($ Thousands)		77,020

EXCHANGE TRADED FUND —1.0%
United States — 1.0%
iShares MSCI Emerging Markets Index Fund	223,216	9,263

Total Exchange Traded Fund (Cost $9,096) ($ Thousands)		9,263

	Number Of Warrants
EQUITY-LINKED WARRANTS —0.2%
Russia — 0.2%
Sberbank, Expires 02/23/10 *	398,000	1,118
Sberbank, Expires 02/28/18 *	112,700	269

		1,387

United Arab Emirates — 0.0%
Dana Gas PJSC, Expires 12/06/10 *	1,001,800	256

Total Equity-Linked Warrants (Cost $700) ($ Thousands)		1,643

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49(E)	8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 5.4%
United States — 5.4%
SEI Liquidity Fund, L.P., 0.300%†**(F)	54,359,667	53,281

Total Affiliated Partnership (Cost $54,360) ($ Thousands)		53,281

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% †**	4,057	4,057

Total Cash Equivalent (Cost $4,057) ($ Thousands)		4,057

Total Investments — 103.6% (Cost $806,565) ($ Thousands)§		$1,019,652

7	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$220,448	$653,933	$7	$874,388
Preferred Stock	77,020	—	—	77,020
Exchange Traded Fund	9,263	—	—	9,263
Equity-Linked Warrants	—	1,643	—	1,643
Debenture Bond	—	—	—	—
Cash Equivalent	4,057	—	—	4,057
Affiliated Partnership	—	53,281	—	53,281

Total Investments in Securities	$310,788	$708,857	$7	$1,019,652

Common Stock ($ Thousands)
Beginning balance as of October 1, 2009	$7
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2009	$7

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

Percentages are based on a Net Assets of $984,342 ($ Thousands).

*	Non-income producing security
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Affiliated security
(A)	This security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $52,056 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $24,313 ($ Thousands) and represented 2.5% of Net Assets.
(C)	Real Estate Investments Trust
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2009 was $53,281 ($ Thousands).
§	At December 31, 2009, the tax basis cost of the Fund’s investments was $806,565 ($ Thousands), and the unrealized appreciation and depreciation were $237,092 ($ Thousands) and ($24,005) ($ Thousands) respectively.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

NVDR — Non-Voting Depositary Receipt

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 77.7%
Australia — 2.0%
Commonwealth Bank of Australia
3.750%, 10/15/14(A)		425	$426
Fairfax Med
5.250%, 06/15/12		250	357
Government of Australia, Ser 122
5.250%, 03/15/19		300	262
Government of Australia, Ser 123
5.750%, 04/15/12		2,000	1,840
Government of Australia, Ser 25CI
3.000%, 09/20/25		640	583
Macquarie Bank MTN
5.500%, 09/19/16(B)	GBP	336	499
National Australia Bank MTN
4.500%, 06/23/16(B)		275	398
3.500%, 01/23/15		290	413
New South Wales Treasury
5.250%, 05/01/13		980	878
QBE Insurance Group MTN
6.125%, 09/28/15		250	414
Queensland Treasury
6.000%, 09/14/17		1,630	1,456
Rio Tinto Finance USA
8.950%, 05/01/14		550	659
5.875%, 07/15/13		500	540
St. George Bank MTN
1.038%, 03/11/15(B)		500	691
Westpac Banking MTN
5.000%, 10/21/19		350	548
4.250%, 01/25/12		300	446
4.250%, 09/22/16		350	509

			10,919

Austria — 0.2%
Government of Austria, Ser 97-6
6.250%, 07/15/27		225	395
Telekom Finanzmanagement MTN
5.000%, 07/22/13		301	455

			850

Belgium — 2.1%
Delhaize Group
5.875%, 02/01/14		105	113
Dexia Funding
4.892%, 11/30/49		336	217
Fortis Bank
4.625%, 10/24/49(B)		200	218
Inbev
8.625%, 01/30/17		200	361
Kingdom of Belgium, Ser 31
5.500%, 03/28/28		2,872	4,674
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		325	501
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		2,100	3,014
Kingdom of Belgium, Ser 55
4.000%, 03/28/19		400	586

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Kingdom of Belgium, Ser 56
3.500%, 03/28/15	750	$1,111

		10,795

Brazil — 0.4%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	150	163
Federal Republic of Brazil
12.500%, 01/05/16	435	282
10.250%, 01/10/28	1,010	581
Petrobras International Finance
5.750%, 01/20/20	650	661
Vale Overseas
6.875%, 11/21/36	301	301

		1,988

Canada — 4.2%
Bell Canada MTN
5.000%, 02/15/17	270	262
Canadian Natural Resources
5.150%, 02/01/13	175	186
Canadian Pacific Railway
6.500%, 05/15/18	99	107
CDP Financial
4.400%, 11/25/19(A)	850	814
Export Development Canada MTN
2.375%, 03/19/12	800	814
Government of Canada
5.750%, 06/01/33	1,300	1,527
5.000%, 06/01/37	4,200	4,609
5.000%, 06/01/14	1,000	1,047
4.000%, 06/01/16	2,000	2,007
3.750%, 06/01/19	630	607
3.750%, 06/01/12	4,521	4,513
Province of British Columbia Canada MTN
4.650%, 12/18/18	1,900	1,887
Province of Ontario Canada MTN
4.750%, 06/02/13	1,430	1,462
Province of Quebec Canada
5.250%, 10/01/13	1,274	1,326
Royal Bank of Canada MTN
4.625%, 01/22/18	252	377
Teck Resources
9.750%, 05/15/14	95	110
YPG Holdings MTN
5.250%, 02/15/16	665	583

		22,238

Chile — 0.1%
Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/36(A)	640	658

Colombia — 0.0%
Ecopetrol
7.625%, 07/23/19(A)	237	263

1	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Croatia — 0.1%
Government of Croatia
6.750%, 11/05/19(A)	420	$452

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17	5,450	298

Denmark — 0.7%
Carlsgerg Breweries
7.250%, 11/28/16	150	266
Danske Bank MTN
4.875%, 06/11/13	150	230
4.125%, 11/26/19	290	414
Kingdom of Denmark MTN
4.500%, 11/15/39	1,300	261
4.000%, 11/15/17	4,450	890
4.000%, 11/15/12	4,216	853
3.125%, 03/17/14	500	734

		3,648

Finland — 0.1%
Government of Finland
4.375%, 07/04/19	225	343

France — 6.5%
AXA MTN
4.500%, 01/23/15	100	150
Banque PSA Finance MTN
6.375%, 11/16/10	525	777
BNP Paribas
8.667%, 09/29/49(B)	100	151
4.875%, 10/29/49	375	412
BNP Paribas Home Loan Covered Bonds MTN
4.750%, 05/28/13	100	153
BNP Paribas Public Sector SCF MTN
3.625%, 06/16/14	100	148
BPCE MTN
6.117%, 10/29/49(B)	100	99
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13	2,600	3,994
Caisse Refinancement de l’Habitat
4.250%, 10/25/14	332	501
Cie de Saint-Gobain MTN
6.000%, 05/20/13	50	77
CIE Financement Foncier
4.625%, 09/23/17	515	781
Compagnie de Financement Foncier
4.500%, 01/09/13	290	440
3.750%, 01/24/17	189	273
Compagnie De St Gobain MTN
0.991%, 04/11/12(B)	350	493

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Credit Agricole MTN
5.875%, 06/11/19		250	$395
4.130%, 11/29/49(B)		150	159
Credit Agricole Covered Bonds MTN
3.500%, 07/21/14		200	293
Credit Logement
4.604%, 03/29/49(B)		350	397
1.373%, 12/15/49(B)		150	161
Dexia Credit Local
2.375%, 09/23/11(A)		500	510
EDF MTN
6.875%, 12/12/22		300	547
6.125%, 06/02/34		100	174
France Telecom
5.375%, 07/08/19		375	395
5.000%, 05/12/16		250	410
French Treasury Note BTAN
2.500%, 01/12/14		2,475	3,571
Government of France
4.750%, 04/25/35		2,465	3,806
4.500%, 04/25/41		950	1,417
4.250%, 04/25/19		1,295	1,961
3.750%, 10/25/19		850	1,230
3.750%, 04/25/21		2,300	3,301
3.500%, 04/25/15		535	798
HSBC France MTN
4.875%, 01/15/14		250	382
Lafarge
8.750%, 05/30/17		250	455
6.150%, 07/15/11		475	495
Natixis MTN
0.983%, 01/26/17(B)		300	388
RCI Banque
8.125%, 05/15/12		250	392
Safran
4.000%, 11/26/14		250	359
Societe Financement de l’Economie Francaise
3.375%, 05/05/14(A)		905	923
2.125%, 01/30/12(A)		955	967
Societe Generale MTN
0.895%, 06/07/17(B)		200	274
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	961
TPSA Eurofinance France MTN
6.000%, 05/22/14		150	233
Veolia Environnement
6.125%, 10/29/37	GBP	200	333
5.250%, 06/03/13		585	619
Vivendi MTN
7.750%, 01/23/14		250	414

			35,169

Germany — 12.1%
Bayer MTN
5.625%, 05/23/18	GBP	150	247
5.000%, 07/29/05(B)		218	288
Bayerische Landesbank MTN
4.500%, 02/07/19(B)		350	420
2.750%, 01/23/12		750	1,100

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Bundesobligation
2.500%, 10/10/14	1,325	$1,906
Bundesrepublik Deutschland
5.000%, 07/04/12	550	855
4.250%, 07/04/14	450	695
3.750%, 01/04/19	550	816
3.250%, 01/04/20	2,200	3,120
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31	525	887
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12	5,025	7,727
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	2,460	3,827
4.250%, 01/04/14	2,150	3,318
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	1,200	1,819
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17	3,600	5,407
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39	1,440	2,113
4.000%, 01/04/18	1,260	1,915
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	7,755	12,335
4.250%, 07/04/18	700	1,080
Bundesrepublik Deutschland, Ser 09
3.500%, 07/04/19	1,425	2,075
Bundesschatzanweisungen, Ser 1
1.250%, 09/16/11	1,000	1,436
Commerzbank
5.625%, 11/29/17(B)	150	209
2.750%, 01/13/12	325	474
Deutsche Bank
4.875%, 05/20/13	381	405
Deutsche Boerse
7.500%, 06/13/38(B)	250	375
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14	390	575
Hella KGaA Hueck
7.250%, 10/20/14	100	144
HSH Nordbank MTN
2.750%, 01/20/12	1,075	1,570
KFW
3.875%, 01/21/19	1,075	1,568
Kreditanstalt fuer Wiederaufbau MTN
5.375%, 01/29/14	950	1,676
4.375%, 10/11/13	1,050	1,610
Landesbank Berlin MTN
5.875%, 11/25/19	600	855
Landwirtschaftliche Rentenbank
3.250%, 03/12/14	550	806
Munich
7.625%, 06/21/28	285	494

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Volkswagen Leasing
4.875%, 10/18/12		250	$377
WestLB MTN
3.500%, 09/03/12		150	217

			64,741

Greece — 0.7%
Hellenic Republic 30 Year Government Bond
4.500%, 09/20/37		75	82
Hellenic Republic Government Bond
6.500%, 10/22/19		375	566
5.500%, 08/20/14		2,100	3,053

			3,701

Hungary — 0.0%
Government of Hungary, Ser 20/A
7.500%, 11/12/20		30,150	154

Ireland — 1.1%
Allied Irish Banks
12.500%, 06/25/19		97	143
5.250%, 03/10/25(B)		220	215
Ardagh Glass Finance
7.125%, 06/15/17		125	160
Ardagh Glass Group PIK
10.750%, 03/01/15		325	410
Bank of Ireland MTN
4.625%, 04/08/13		400	562
Government of Ireland
5.900%, 10/18/19		1,300	2,013
4.400%, 06/18/19		500	695
Iberdrola Finance Ireland
5.000%, 09/11/19(A)		425	423
Smurfit Kappa Acquisitions
7.750%, 11/15/19(A)		170	240
TransCapit (Transneft) Registered
7.700%, 08/07/13		539	582
UT2 Funding
5.321%, 06/30/16		390	362

			5,805

Italy — 3.1%
A2A MTN
4.500%, 11/02/16		100	146
Assicurazioni Generali MTN
5.125%, 09/16/24		350	512
Banca Italease MTN
0.922%, 02/02/10(B)		150	215
Buoni Poliennali Del Tesoro
5.750%, 02/01/33		1,570	2,559
Enel Finance International
5.750%, 09/14/40		300	481
3.875%, 10/07/14(A)		575	582
Intesa Sanpaolo MTN
6.375%, 11/12/17(B)	GBP	300	504
6.375%, 04/06/10		2,150	3,115
5.000%, 09/23/19		400	584

3	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Italy Buoni Poliennali Del Tesoro
4.250%, 02/01/19		2,075	$3,070
3.500%, 06/01/14		1,100	1,620
Lottomaticaspa
5.375%, 12/05/16		100	146
Telecom Italia MTN
7.375%, 12/15/17		200	360
6.750%, 03/21/13		150	237
Telecom Italia Capital
6.175%, 06/18/14		300	325
Unicredito Italiano MTN
4.500%, 09/22/19		400	580
Unione di Banche Italiane SCPA
4.000%, 12/16/19		800	1,123

			16,159

Japan — 13.6%
Aiful
6.000%, 12/12/11(A)		534	379
Fukoku Mutual Life Insurance
4.500%, 09/28/25(B)	EUR	500	521
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		328,400	3,747
Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17		49,150	563
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,729,950	19,667
Government of Japan 10 Year Bond, Ser 296
1.500%, 09/20/18		316,000	3,509
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		300,600	3,274
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	2,592
Government of Japan 2 Year Bond, Ser 287
0.300%, 12/15/11		370,150	3,988
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		256,000	2,681
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		175,000	1,892
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		289,450	3,439
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		657,750	7,181
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,144
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		772,800	8,411

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Japan CPI Linked Bond, Ser 16
1.400%, 06/10/18		263,145	$2,729
Japan Finance for Municipal Enterprises
2.000%, 05/09/16		540,000	6,171
Sumitomo Mitsui Banking
6.164%, 09/16/24(B)		400	491
4.375%, 10/15/15(B)	EUR	460	568

			72,947

Jersey — 0.2%
BAA Funding
6.750%, 12/03/26		400	644
WPP MTN
6.625%, 05/12/16		225	349

			993

Lithuania — 0.1%
Republic of Lithuania
6.750%, 01/15/15(A)		425	433

Malaysia — 0.1%
Malaysia Government Bond
5.734%, 07/30/19		900	292

Mexico — 0.3%
Mexican Bonos, Ser M10
7.750%, 12/14/17		7,275	554
Mexican Bonos, Ser MI10
9.000%, 12/20/12		10,000	811

			1,365

Netherlands — 5.7%
ABN Amro Bank MTN
3.750%, 07/15/14		750	1,104
Aegon
4.750%, 06/01/13		250	251
Allianz Finance II
6.125%, 05/31/22(B)		1,000	1,485
4.750%, 07/22/19		150	223
Allianz Finance II BV MTN
5.000%, 03/06/13		350	535
ArcelorMittal
5.375%, 06/01/13(A)		475	501
Bayer MTN
4.625%, 09/26/14		375	573
BMW Finance MTN
5.000%, 08/06/18		133	200
Boats Investments MTN
11.000%, 03/31/17		328	334
CRH Finance MTN
7.375%, 05/28/14		280	455
Deutsche Telekom International Finance BV MTN
6.500%, 04/08/22		680	1,176
E.ON International Finance MTN
6.750%, 01/27/39		200	381
E.ON International Finance BV
5.800%, 04/30/18(A)		650	698

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
EDP Finance BV
5.375%, 11/02/12(A)		750	$808
Eureko
5.125%, 06/24/15(B)		650	662
Government of Netherlands
7.500%, 01/15/23		2,228	4,369
4.500%, 07/15/17		1,500	2,330
4.000%, 01/15/37		200	277
4.000%, 07/15/16		1,700	2,577
4.000%, 07/15/18		425	635
3.750%, 07/15/14		475	718
ING Bank MTN
4.750%, 05/27/19		800	1,203
ING Groep MTN
4.750%, 05/31/17		500	725
ING Verzekeringen
6.250%, 06/21/21(B)		1,310	1,679
International Endesa BV MTN
5.375%, 02/21/13		450	693
KBC Internationale Financieringsmaatschappij MTN
4.500%, 09/17/14		350	510
Koninklijke KPN MTN
7.500%, 02/04/19		150	261
5.750%, 09/17/29		350	555
Linde Finance
7.375%, 07/14/66(B)		300	443
6.750%, 12/08/15		225	376
Philips Electronics
5.750%, 03/11/18		395	420
Rabobank Nederland MTN
4.125%, 04/04/12		1,250	1,878
0.856%, 07/28/15(B)		250	353
RWE Finance BV MTN
5.000%, 02/10/15		500	775
Siemens Financieringsmaatschappij MTN
5.125%, 02/20/17		250	387
Siemens Financieringsmat
6.125%, 09/14/66(B)	GBP	275	426
Volkswagen
5.625%, 02/09/12		150	229

			31,205

New Zealand — 0.1%
ANZ National International
6.200%, 07/19/13		450	486

Norway — 0.7%
DnB Bank MTN
4.500%, 05/29/14		475	715
0.917%, 05/30/17(B)		425	566
Eksportfinans MTN
4.375%, 09/20/10	EUR	625	914
Kommunalbanken MTN
2.875%, 06/22/12		600	611
MPU Offshore Lift
11.285%, 12/22/11(C)		1,445	5

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Norske Skogindustrier
7.000%, 06/26/17		275	$265
Norway Government Bond
4.500%, 05/22/19		1,150	204
Petrolia Drilling
12.000%, 06/20/12		1,000	78
Sevan Drilling
7.410%, 12/07/12(B)		2,000	298
Yara International
7.875%, 06/11/19		225	257

			3,913

Peru — 0.1%
Republic of Peru
9.875%, 02/06/15		155	196
8.375%, 05/03/16		65	79

			275

Poland — 0.4%
Republic of Poland
6.375%, 07/15/19		730	794
Republic of Poland, Ser 1017
5.250%, 10/25/17		1,500	496
Republic of Poland, Ser 1019
5.500%, 10/25/19		2,535	835

			2,125

Portugal — 0.2%
Banco Comercial Portugues MTN
3.750%, 10/08/16		500	711
Portugal Obrigacoes do Tesouro OT
4.450%, 06/15/18		425	632

			1,343

Russia — 0.5%
Gazprom
9.625%, 03/01/13		470	523
6.580%, 10/31/13	GBP	150	241
6.212%, 11/22/16(A)		230	221
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18(A)		1,095	1,197
Steel Capital (Severstal)
9.750%, 07/29/13(A)		540	544

			2,726

Singapore — 0.5%
DBS Bank
0.493%, 05/16/17(A)(B)		525	500
Flextronics International
6.500%, 05/15/13		140	140
Government of Singapore
4.000%, 09/01/18		2,125	1,681
3.500%, 03/01/27		650	472

			2,793

South Africa — 0.1%
Foodcorp Registered
8.875%, 06/15/12	EUR	150	205

5	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of South Africa, Ser R203
8.250%, 09/15/17		4,050	$526

			731

Spain — 1.1%
Government of Spain
4.750%, 07/30/14		925	1,434
4.600%, 07/30/19		485	730
3.300%, 10/31/14		475	690
Mapfre
5.921%, 07/24/37(B)		500	602
Santander Issuances MTN
1.108%, 07/25/17(B)		250	338
Santander Issuances S.A Unipersonal MTN
4.250%, 05/30/18(B)		275	397
Santander Issuances, Ser 24
7.300%, 07/27/19(B)		200	339
Telefonica Emisiones SAU MTN
5.289%, 12/09/22		200	315
4.375%, 02/02/16		800	1,173

			6,018

Supra-National — 1.7%
European Investment Bank MTN
3.500%, 04/15/16		1,975	2,889
1.400%, 06/20/17	JPY	340,800	3,750
Inter-American Development Bank
9.750%, 05/15/15		750	1,573
WT Finance
3.625%, 06/27/12	EUR	450	639

			8,851

Sweden — 1.8%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		3,575	589
Kingdom of Sweden, Ser 1046
5.500%, 10/08/12		9,550	1,472
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		21,900	3,339
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	301
Nordea Bank MTN
4.500%, 05/12/14		800	1,202
Skandinaviska Enskilda Banken MTN
6.625%, 07/09/14		242	412
Stadshypotek MTN
3.750%, 12/12/13		150	221
Svenska Handelsbanken MTN
0.940%, 10/19/17(B)	EUR	800	1,070
Swedbank MTN
7.375%, 06/26/18(B)		150	222
3.125%, 02/02/12		550	808
Volvo Treasury
5.950%, 04/01/15		145	150

			9,786

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Switzerland — 1.2%
Credit Suisse MTN
6.125%, 05/16/14		350	$557
4.750%, 08/05/19		400	582
Novartis Finance MTN
4.250%, 06/15/16		525	784
UBS MTN
7.152%, 12/29/49(B)		150	183
6.625%, 04/11/18	GBP	150	261
6.250%, 09/03/13	EUR	200	313
5.875%, 12/20/17		575	591
5.625%, 05/19/14		200	308
3.000%, 10/06/14		1,125	1,608
0.864%, 11/17/15(B)	EUR	784	1,058
Weatherford International
9.625%, 03/01/19		275	343

			6,588

United Arab Emirates — 0.1%
National Bank of Abu Dhabi MTN
5.875%, 02/27/12	GBP	365	596

United Kingdom — 8.0%
3I Group MTN
0.918%, 06/08/12(B)		350	453
Abbey National Treasury Services MTN
4.250%, 04/12/21		850	1,183
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	843
Anglo American Capital
9.375%, 04/08/14(A)		275	329
Bank of Scotland MTN
4.750%, 06/08/22		1,275	1,761
Barclays Bank
14.000%, 06/15/19(B)		100	206
6.750%, 01/16/23(B)		350	560
6.750%, 05/22/19		350	390
5.000%, 09/22/16		705	720
4.500%, 03/04/19(B)		125	179
BAT International Finance MTN
5.875%, 03/12/15		200	314
5.375%, 06/29/17		675	1,032
4.875%, 02/24/21		100	144
BG Energy Capital MTN
3.375%, 07/15/13		200	290
British Telecommunications MTN
6.500%, 07/07/15		200	314
5.750%, 12/07/28		111	157
Chester Asset Receivables, Ser A
6.125%, 10/15/10	EUR	2,160	3,115
Enterprise Inns
6.500%, 12/06/18		140	182
ENW Finance MTN
6.125%, 07/21/21		350	568
Group 4 Securicor
7.750%, 05/13/19		100	181
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19(A)		25	26

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
HSBC Holdings MTN
6.500%, 05/20/24		250	$438
0.454%, 10/06/16(B)		625	594
Imperial Tobacco Finance MTN
8.375%, 02/17/16		1,150	1,996
7.250%, 09/15/14		150	245
Ineo’s Group Holdings
7.875%, 02/15/16	EUR	111	103
Inmarsat Finance
7.375%, 12/01/17(A)		115	118
Intercontinental Hotels Group MTN
6.000%, 12/09/16		300	480
Legal & General Group MTN
4.000%, 06/08/25(B)		200	237
Lloyds TSB Bank MTN
6.375%, 04/15/14		725	1,251
6.250%, 04/15/14		150	234
5.375%, 09/03/19		175	250
Marks & Spencer MTN
6.125%, 12/02/19		100	162
5.625%, 03/24/14		268	447
Motability Operations Group MTN
5.250%, 09/28/16		250	408
National Westminster Bank
6.500%, 09/07/21		220	302
Nationwide Building Society MTN
3.375%, 08/17/15(B)		580	794
3.125%, 01/26/10		352	505
Network Rail Infrastructure Finance MTN
4.875%, 11/27/15		950	1,632
Northern Rock
5.625%, 06/22/17(A)		1,750	1,633
Northumbrian Water Finance
6.000%, 10/11/17		500	850
Old Mutual MTN
7.125%, 10/19/16		250	399
5.000%, 01/21/16(B)		50	69
4.500%, 01/18/17(B)		250	274
OTE MTN
5.375%, 02/14/11		375	555
Prudential MTN
6.125%, 12/19/31		120	172
Rexam MTN
4.375%, 03/15/13		570	826
Rolls-Royce
6.750%, 04/30/19		100	177
Royal Bank of Scotland MTN
6.934%, 04/09/18		300	399
5.750%, 05/21/14		250	377
Scottish & Southern Energy MTN
6.250%, 08/27/38		150	265
5.750%, 02/05/14		245	417
Society of Lloyds
6.875%, 11/17/25(B)		250	405
Southern Gas Networks, Ser A1 MTN
0.979%, 10/21/10(B)		300	426
SOV Housing Capital
5.705%, 09/10/39		250	397

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Standard Chartered Bank MTN
5.875%, 09/26/17		600	$899
Tesco
6.125%, 02/24/22		100	169
6.052%, 10/13/39		350	572
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13		200	309
United Kingdom Treasury
4.750%, 09/07/15		910	1,594
4.750%, 12/07/38		665	1,132
4.750%, 12/07/30		500	837
4.500%, 03/07/19		949	1,583
4.500%, 12/07/42		335	551
4.250%, 09/07/39		325	509
4.250%, 12/07/49		85	135
4.250%, 06/07/32		950	1,491
2.250%, 03/07/14		370	587
Vodafone Group MTN
6.250%, 01/15/16		150	241
5.900%, 11/26/32		276	459
4.625%, 09/08/14		100	166
W&DB Issuer, Ser B1
5.641%, 07/15/35(B)		60	69
Yorkshire Power Finance
7.250%, 08/04/28		408	703
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	180

			42,970

United States — 7.7%
AES
7.750%, 10/15/15		55	56
Alcoa
5.375%, 01/15/13		314	328
Altria Group
9.250%, 08/06/19		325	396
American Express Credit MTN
5.375%, 10/01/14		250	405
American Honda Finance
6.250%, 07/16/13		250	395
American International Group, Ser A3
4.875%, 03/15/67(B)	EUR	400	298
AT&T
5.875%, 04/28/17		200	341
5.600%, 05/15/18		415	435
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,540
Bank of America
6.500%, 08/01/16		550	591
6.125%, 09/15/21		350	557
5.650%, 05/01/18		350	356
4.750%, 05/06/19(B)		250	323
BNP Paribas Capital Trust III
6.625%, 12/29/49(B)		1,000	1,342
Cablevision Systems, Ser B
8.000%, 04/15/12		235	249
Cargill
6.250%, 07/24/15		600	959

7	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Case New Holland
7.125%, 03/01/14		80	$81
CBS
7.700%, 07/30/10		440	453
Citigroup
5.500%, 04/11/13		500	518
4.750%, 02/10/19(B)	EUR	1,000	1,245
4.250%, 02/25/30(B)		450	464
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	437
Commerzbank Capital Funding Trust I
5.012%, 03/29/49(B)	EUR	200	138
Computer Sciences
5.500%, 03/15/13		605	641
ConocoPhillips
5.750%, 02/01/19		400	438
Countrywide Financial MTN
5.800%, 06/07/12		507	538
Countrywide Home Loan, Ser L MTN
4.000%, 03/22/11		9	9
Dell
5.625%, 04/15/14		245	267
Dow Chemical
8.550%, 05/15/19		288	344
Duke Energy
6.300%, 02/01/14		375	412
Dynegy Holdings
8.375%, 05/01/16		230	219
Electronic Data Systems, Ser B
6.500%, 08/01/13		474	524
Fisher Scientific International
6.125%, 07/01/15		71	73
General Electric Capital
5.900%, 05/13/14		300	324
5.625%, 05/01/18		300	308
3.750%, 11/14/14		375	374
Genworth Financial
1.600%, 06/20/11	JPY	53,000	546
Glencore Finance Europe MTN
7.125%, 04/23/15		300	463
6.500%, 02/27/19	GBP	400	614
Goldman Sachs Group
6.375%, 05/02/18		400	633
4.750%, 01/28/14		396	583
4.250%, 08/04/10		200	290
1.022%, 02/04/13(B)	EUR	450	622
Goodyear
9.000%, 07/01/15		155	161
Hertz
8.875%, 01/01/14		221	226
HSBC Finance MTN
7.000%, 03/27/12		285	490
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	255
International Paper
7.950%, 06/15/18		260	300
JPMorgan Chase Bank
4.625%, 05/31/17(B)	EUR	250	364

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Key Bank MTN
0.886%, 02/09/12(B)		220	$243
0.840%, 11/21/11(B)		50	61
Kraft Foods
6.125%, 08/23/18		500	527
Merrill Lynch MTN
6.750%, 05/21/13		150	232
4.625%, 10/02/13	EUR	261	379
1.264%, 09/14/18(B)		375	431
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17		100	136
Morgan Stanley MTN
6.000%, 04/28/15		630	671
5.625%, 09/23/19		575	579
3.750%, 03/01/13		1,000	1,431
Nabors Industries
9.250%, 01/15/19		275	337
News America
6.900%, 03/01/19		300	338
Oracle
5.750%, 04/15/18		435	470
Owens Corning
6.500%, 12/01/16		420	430
Pemex Project Funding Master Trust
5.500%, 02/24/25		300	386
Pfizer
1.800%, 02/22/16	JPY	70,000	750
Pregis
5.742%, 04/15/13		50	64
Qwest
7.625%, 06/15/15		560	580
Qwest Communications International
7.500%, 02/15/14		335	336
Reynolds American
7.625%, 06/01/16		377	411
7.300%, 07/15/15		195	211
7.250%, 06/01/12		572	629
Schering-Plough
5.375%, 10/01/14	EUR	1,025	1,606
SLM MTN
0.973%, 12/15/10(B)	EUR	300	396
Tesoro
6.500%, 06/01/17		280	260
Toyota Motor Credit Corp
5.250%, 02/03/12		250	379
Tyco International Group
6.000%, 11/15/13		331	363
United Health Group
6.000%, 02/15/18		135	139
US Bank MTN
4.375%, 02/28/17(B)		900	1,240
Verizon Communications
5.250%, 04/15/13		315	340
Wal-Mart Stores
4.875%, 01/19/39		GBP 238	362
Wellpoint
5.875%, 06/15/17		40	41
Western Union
5.930%, 10/01/16		475	512

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Windstream
8.625%, 08/01/16	220	$224
WM Covered Bond Program MTN
4.375%, 05/19/14	100	146
3.875%, 09/27/11	250	365
Wyndham Worldwide
6.000%, 12/01/16	242	225

		41,155

Total Global Bonds (Cost $409,111) ($ Thousands)		415,772

MORTGAGE-BACKED SECURITIES — 4.2%
Non-Agency Mortgage-Backed Obligation — 4.2%
Arkle Master Issuer, Ser 2006-1X, Cl 5M1
0.984%, 02/17/52	150	175
Arran Residential Mortgages Funding, Ser 2006-1X, Cl BC
0.833%, 04/12/56 (B)	432	392
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51	1,200	1,012
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34 (B)	394	368
Beluga Master Issuer, Ser 2006-1, Cl A2
0.861%, 04/28/99 (B)	2,200	3,067
Canary Wharf Finance, Ser II, Cl C2
1.145%, 10/22/37 (B)	200	129
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.888%, 06/10/17 (B)	1,140	1,017
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.092%, 05/01/38 (B)	405	364
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)	1,828	1,461
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 09/17/10	313	314
Credit Suisse First Boston Mortgage Securities, Ser 2003-CKS4, Cl A1
4.485%, 11/15/36	1,215	1,236
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,215	1,014
Eddystone Finance, Ser 2006-1, Cl A
0.787%, 04/19/21	150	189
Eddystone Finance, Ser 2006-1, Cl B
0.957%, 04/19/21 (B)	100	104
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
0.985%, 11/20/56 (B)	250	299
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 2D2
1.115%, 11/20/56 (B)	400	564

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
0.815%, 11/20/56 (B)	2,000	$2,793
Granite Master Issuer, Ser 2006-2, Cl A5
0.533%, 12/20/54 (B)	693	884
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/35 (B)	558	471
Holmes Master Issuer, Ser 2007-1, Cl 3C2
1.162%, 07/15/40 (B)	150	201
Immeo Residential Finance, Ser 2, Cl A
0.933%, 12/15/16 (B)	458	565
JLOC, Ser 37X, Cl B1
0.720%, 01/15/15 (B)	13,310	122
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.443%, 06/12/47	880	767
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/34 (B)	482	459
Keybank, Ser 2000-C1, Cl A2
7.727%, 05/17/32 (B)	625	625
Leek Finance, Ser 15X, Cl BA
0.913%, 03/21/37 (B)	100	154
London and Regional Debt Securitisation, Ser 1, Cl A
0.778%, 10/15/14 (B)	150	197
Permanent Financing, Ser 7, Cl 3B
0.836%, 06/10/42 (B)	850	1,185
Silverstone, Ser 2009-1, Cl A2
2.022%, 01/21/55	300	487
Skyline, Ser 2007-1, Cl D
1.547%, 07/22/43 (B)	200	132
Storm, Ser 2006-1, Cl A2
0.847%, 04/22/48 (B)	1,255	1,734
Talisman Finance, Ser 7, Cl H
2.992%, 04/22/17 (B)	486	105

Total Mortgage-Backed Securities (Cost $24,800) ($ Thousands)		22,586

CORPORATE OBLIGATIONS — 3.2%
United States — 3.2%
AES
7.750%, 03/01/14	110	112
Antero Resources Finance
9.375%, 12/01/17(A)	46	47
AutoNation
2.251%, 04/15/13(A)(B)	44	42
Autozone
5.750%, 01/15/15	650	705
Bear Stearns MTN
6.950%, 08/10/12	163	182
Caterpillar Financial Services MTN
6.200%, 09/30/13	810	903

9	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Cellco Partners/Verizon Wireless
3.750%, 05/20/11(A)	650	$670
DirecTV Holdings
5.875%, 10/01/19(A)	550	559
Dominion Resources
6.400%, 06/15/18	400	437
Embarq
7.082%, 06/01/16	448	495
Federated Retail Holding
5.350%, 03/15/12	505	516
Freeport-McMoRan Copper & Gold
8.250%, 04/01/15	300	327
General Mills
5.250%, 08/15/13	300	324
Hess
8.125%, 02/15/19	73	88
Humana
7.200%, 06/15/18	280	286
6.450%, 06/01/16	40	41
6.300%, 08/01/18	50	48
ILFC E-Capital Trust I
5.900%, 12/21/65(A)(B)	150	78
Inbev
5.375%, 01/15/20(A)	600	612
Liberty Mutual Group
7.800%, 03/15/37(A)	315	260
Limited Brands
5.250%, 11/01/14	315	304
Lincoln National
8.750%, 07/01/19	128	146
Masco
6.125%, 10/03/16	500	477
McGraw-Hill
5.900%, 11/15/17	325	331
McKesson
5.250%, 03/01/13	440	466
Mirant Americas Generation
8.500%, 10/01/21	399	379
Mohawk Industries
6.625%, 01/15/16	375	373
Motorola
7.500%, 05/15/25	85	81
6.500%, 09/01/25	531	461
Nisource Finance
6.800%, 01/15/19	470	503
NRG Energy
7.375%, 02/01/16	225	225
Principal Financial Group
7.875%, 05/15/14	290	320
Progress Energy
6.050%, 03/15/14	160	175
RRI Energy
7.875%, 06/15/17	225	221
7.625%, 06/15/14	175	173
SLM MTN
5.050%, 11/14/14	800	722
Starwood Hotels & Resorts Worldwide
7.375%, 11/15/15	394	407

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Time Warner Cable
9.125%, 01/15/13		500	$580
7.500%, 04/01/14		385	444
Union Bank MTN
5.950%, 05/11/16		392	389
Union Carbide
7.750%, 10/01/96		300	230
Union Electric
6.700%, 02/01/19		45	50
United States Steel
6.050%, 06/01/17		615	587
Valero Energy
9.375%, 03/15/19		345	410
Viacom
5.625%, 09/15/19		325	339
Wachovia MTN
5.500%, 05/01/13		415	441
5.350%, 03/15/11		150	156
Wachovia Capital Trust III
5.800%, 03/15/11(B)		385	295
Wellpoint
7.000%, 02/15/19		90	101
Whirlpool MTN
8.600%, 05/01/14		298	337
Williams
7.875%, 09/01/21		110	126
Xerox
7.625%, 06/15/13		210	214

Total Corporate Obligations (Cost $16,815) ($ Thousands)			17,195

ASSET-BACKED SECURITIES — 2.3%
Automotive — 0.8%
Auto Compartiment, Ser 2006-1, Cl B
0.983%, 07/25/17 (B)		500	595
Auto Compartiment, Ser 2007-1, Cl A
0.825%, 02/25/19 (B)		1,000	1,404
FTA Santander Auto, Ser 1, Cl A
0.774%, 11/25/21 (B)		359	510
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A2
1.110%, 02/15/12		1,020	1,021
Santander Consumer Finance, Ser 2007-1, Cl A
0.916%, 09/20/22		290	404

			3,934

Credit Card — 0.5%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/10/13	EUR	1,900	2,787

Mortgage Related Securities — 0.3%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.281%, 08/25/37 (B)		1,015	973

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.351%, 01/25/37 (B)	699	$655

		1,628

Other Asset-Backed Securities — 0.7%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
0.886%, 03/25/17 (B)(D)	917	1,039
COMIT, Ser 1, Cl C
1.006%, 06/29/13 (B)	79	56
Lambda Finance, Ser 2005-1X, Cl A2
0.954%, 11/15/29 (B)	738	1,016
Mermaid Secured Finance, Ser 2007-1, Cl C
1.224%, 01/30/40 (B)	100	139
Mermaid Secured Finance, Ser 2007-1, Cl D
1.024%, 01/30/40 (B)	100	140
Prime Bricks, Ser 2007-1, Cl B
1.024%, 01/30/40 (B)	350	491
Prime Bricks, Ser 2007-1, Cl C
1.224%, 01/30/40 (B)	100	139
SLM Student Loan Trust, Ser 2008- 5, Cl A4
1.382%, 10/25/16	800	812
Whinstone Capital Management, Ser 1X, Cl B1
1.494%, 10/25/45 (B)	140	57

		3,889

Total Asset-Backed Securities (Cost $12,040) ($ Thousands)		12,238

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
4.250%, 05/15/39	960	901
3.500%, 02/15/39	75	61
U.S. Treasury Notes
4.500%, 11/15/15	1,100	1,191
2.625%, 07/31/14	700	703
2.000%, 11/30/13	4,300	4,279

Total U.S. Treasury Obligations (Cost $7,225) ($ Thousands)		7,135

Total Investments — 88.7% (Cost $469,991) ($ Thousands)§		$474,926

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2009, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/10	BRL	2,729	USD	1,566	$1
1/5/10	USD	1,549	BRL	2,729	15
1/6/10	PLN	2,522	USD	902	21
1/7/10-2/3/10	MXP	19,808	USD	1,520	6
1/7/10-3/17/10	CAD	26,975	USD	25,594	(140)
1/7/10-3/17/10	EUR	223,273	USD	328,429	8,123
1/7/10-3/17/10	GBP	35,409	USD	57,844	673
1/7/10-3/17/10	JPY	8,282,543	USD	92,370	3,384
1/7/10-3/17/10	NOK	11,398	USD	1,960	(8)
1/7/10-3/17/10	SEK	60,079	USD	8,524	106
1/7/10-3/17/10	USD	10,392	CAD	10,927	32
1/7/10-3/17/10	USD	118,765	EUR	82,480	(431)
1/7/10-3/17/10	USD	30,503	GBP	18,861	(51)
1/7/10-3/17/10	USD	59,271	JPY	5,391,686	(1,337)
1/7/10-3/17/10	USD	922	MXP	12,043	(1)
1/7/10-3/17/10	USD	34,613	NOK	197,307	(527)
1/14/10	JPY	154,450	KRW	1,988,696	50
1/19/10	DKK	4,648	USD	930	34
1/21/10-3/17/10	USD	2,379	NZD	3,323	28
1/25/10	USD	993	TWD	31,880	14
1/26/10	HUF	211,150	EUR	768	(18)
1/26/10-3/17/10	HUF	152,889	USD	834	23
1/26/10-3/17/10	USD	1,953	HUF	378,523	54
2/3/10	PLN	4,793	EUR	1,141	(36)
2/3/10-3/17/10	USD	2,081	PLN	5,783	(64)
2/5/10-3/17/10	USD	7,150	CHF	7,223	(159)
2/10/10-3/17/10	USD	4,626	AUD	5,142	(29)
3/1/10-3/17/10	CHF	33,442	USD	32,899	527
3/1/10-3/17/10	USD	30,286	SEK	213,385	(383)
3/17/10	AUD	3,376	USD	3,014	2
3/17/10	CZK	13,061	USD	724	14
3/17/10	KRW	192,300	USD	162	(4)
3/17/10	NZD	2,115	USD	1,494	(36)
3/17/10	SGD	2,613	USD	1,881	20
3/17/10	USD	306	CZK	5,596	(2)
3/17/10	USD	369	DKK	1,899	(3)
3/17/10	USD	2,875	KRW	3,349,880	15
3/17/10	USD	176	MYR	599	(2)
3/17/10	USD	302	SGD	420	(3)
3/17/10	ZAR	426	USD	56	(1)

					$9,907

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	(19)	Mar-2010	$16
Australian 3-Year Bond	8	Mar-2010	2
Canadian 10-Year Bond	13	Mar-2010	(24)
Euro-Bobl	22	Mar-2010	(15)
Euro-Bund	29	Mar-2010	(53)
Euro-Bund	(29)	Mar-2010	38
Euro-Buxl 30 Year Bond	(9)	Mar-2010	18
Euro-Schatz	15	Mar-2010	1
Japanese 10-Year Bond	6	Mar-2010	—
Long Gilt 10-Year Bond	24	Mar-2010	(34)
U.S. 10-Year Treasury Note	(113)	Mar-2010	251
U.S. 2-Year Treasury Note	(21)	Apr-2010	26
U.S. 5-Year Treasury Note	(103)	Apr-2010	131
U.S. 5-Year Treasury Note	(76)	Mar-2010	139
U.S. Long Treasury Bond	(26)	Mar-2010	127
U.S. Long Treasury Bond	4	Mar-2010	—

			$623

For the year ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derviative type during the period.

11	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	Wolters Kluwer, 5.125% 01/27/14	BUY	(0.90)	03/20/14	EUR	1,400	$(41)
HSBC	Autozone Inc., 5.500% 11/15/15	BUY	(1.00)	03/20/15		650	(1)
JPMorgan Chase Bank	Itraxx Europe Crossover Series 9 Version 3	SELL	6.50	06/20/13	EUR	(4,700)	470
Morgan Stanley	Prudential Financial 4.500% 07/15/13	SELL	5.00	09/20/14		(350)	58
Morgan Stanley	Spanish Government, 5.500% 07/30/17	BUY	(1.00)	09/20/14		4,100	63

							$549

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	$76
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	24
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	863
Deutsche Bank	4.31%	6-Month EURIBOR	04/07/10	EUR	6,500,000	(355)
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	285
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	762
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(334)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	268
JPMorgan Chase Bank	3.91%	6-Month EURIBOR	03/13/10	EUR	6,500,000	(322)

						$1,267

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Global Bonds	$—	$415,767	$5	$415,772
Mortgage-Backed Securities	—	22,586	—	22,586
Corporate Obligations	—	17,195	—	17,195
Asset-Backed Securities	—	12,238	—	12,238
U.S. Treasury Obligations	—	7,135	—	7,135

Total Investments in Securities	$—	$474,921	$5	$474,926

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures	$623	$—	$—	$623
Forwards	—	9,907	—	9,907
Credit Default Swaps	—	549	—	549
Interest Rate Swaps	—	1,267	—	1,267

Total Other Financial Instruments	$623	$11,723	$—	$12,346

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	12

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2009

Global Bonds
Beginning balance as of October 1, 2009	$5
Accrued discounts/premiums	—
Realized gain/(loss)	(10)
Change in unrealized appreciation/(depreciation)	10
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2009	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$10

Percentages are based on a Net Assets of $535,518 ($ Thousands).

(1)	In local currency unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(C)	Security in default on interest payments.
(D)	Security considered illiquid. The total market value of the security as of December 31, 2009 was $1,039 ($ Thousands) and represented 0.2% of Net Assets.
§	At December 31, 2009, the tax basis cost of the Fund’s investments was $469,991 ($ Thousands), and the unrealized appreciation and depreciation were $18,973 ($ Thousands) and ($14,038) ($ Thousands) respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of December 31, 2009, the Fund is the buyer (“receiving protection”)1 on a total notional amount of $6.2 million and is the seller (“providing protection”) on a total notional amount of $5.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Partnership could be required to make if the Partnership were the seller of protection and a credit event were to occur. Those credit default swaps for which the Partnership is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	$56,183	—	—	$427,577	$483,760
Maximum potential amount of future payments	$350,000	—	—	$6,870,039	$7,220,039
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[2]	—	—	—	—	—
Collateral held by the partnership can obtain upon occurrence of triggering event	—	—	—	$163,626	$163,626

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	TOTAL
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—	—
101-250	—	—	$350,000	—	—	$350,000
251-500	—	—	$6,870,039	—	—	$6,870,039
501-1000	—	—	—	—	—	—
> than 1,000	—	—	—	—	—	—

Total	$—	$—	$7,220,039	$—	$—	$7,220,039

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	14

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 89.7%
Argentina — 5.7%
Alto Parana
6.375%, 06/09/17(A)		440	$445
Province of Buenos Aires
9.625%, 04/18/28(A)		1,605	1,027
9.625%, 04/18/28		695	445
9.375%, 09/14/18		470	320
3.000%, 05/15/35		1,200	402
Province of Medoza
5.500%, 09/04/18		370	263
Provincia Del Neuquen
8.656%, 10/18/14(A)		185	188
Republic of Argentina
12.000%, 09/19/16(B)		1,000	288
11.750%, 05/20/11(B)		2,554	763
10.139%, 12/15/35(C)		3,655	212
10.000%, 01/03/07(B)	ITL	3,000,000	906
9.250%, 07/20/04(B)		1,375	779
9.000%, 07/01/11		1,125	646
9.000%, 05/26/49(B)		2,650	1,603
9.000%, 05/24/49(B)		1,400	879
8.750%, 02/04/49(B)		1,375	794
8.500%, 07/01/49(B)		775	441
8.500%, 07/30/10(B)		2,000	1,141
8.280%, 12/31/33		6,278	4,693
8.125%, 04/21/49(B)		4,200	2,546
8.000%, 02/25/32(B)		864	502
8.000%, 02/26/08(B)		1,000	581
7.820%, 12/31/33		1,597	1,386
7.625%, 03/31/05(B)		1,120	504
7.625%, 08/11/07(B)	ITL	2,325,000	657
7.000%, 10/03/15		12,835	10,761
7.000%, 09/12/13		1,200	1,086
7.000%, 03/18/49(B)	ITL	1,475,000	415
3.169%, 12/15/35(C)		7,705	495
2.500%, 03/31/19(D)		10,390	3,610
0.943%, 08/03/12(C)		18,240	6,284
0.000%, 07/13/49(B)	ITL	3,245,000	902
Transportadora Gas Norte
7.500%, 12/31/12(B)		420	185
7.500%, 12/31/12(B)(D)		130	57
7.500%, 12/31/12(A)(B)(D)		260	114
6.500%, 12/31/12(B)(D)		81	36
6.500%, 12/31/12(B)(D)		72	32
6.500%, 12/31/12(A)(B)(D)		30	13

			46,401

Barbados — 0.2%
Columbus International
11.500%, 11/20/14(A)		1,600	1,680

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Belize — 0.0%
Government of Belize
4.250%, 02/20/29		400	$220

Bosnia and Herzegovina — 0.2%
Republic of Bosnia & Herzegovina
1.813%, 12/11/17(C)	DEM	2,300	1,257

Brazil — 8.7%
Banco Bradesco
6.750%, 09/29/19(A)		146	152
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19(A)		2,325	2,499
Federal Republic of Brazil
12.250%, 03/06/30		175	306
11.000%, 08/17/40		12,607	16,799
10.125%, 05/15/27		4,885	7,181
8.875%, 04/15/24		2,720	3,536
8.750%, 02/04/25		3,285	4,254
8.250%, 01/20/34		5,290	6,758
8.000%, 01/15/18		1,794	2,048
7.125%, 01/20/37		4,085	4,688
6.000%, 01/17/17		2,600	2,808
5.875%, 01/15/19		1,250	1,331
Fibria Overseas Finance
9.250%, 10/30/19(A)		890	999
Nota Do Tesouro Nacional
10.000%, 01/01/17		31,526	16,440
Petrobras
7.875%, 03/15/19		555	640
Voto-Votorantim
6.625%, 09/25/19(A)		490	491

			70,930

Chile — 0.2%
Empresa Nacional del Petroleo
6.250%, 07/08/19(A)		900	936
Nacional del Cobre de Chile
7.500%, 01/15/19		600	703

			1,639

Colombia — 4.3%
Bogota Distrio Capital
9.750%, 07/26/28(A)	COP	9,241,000	5,015
Colombia Government International Bond
6.125%, 01/18/41		775	719
Ecopetrol
7.625%, 07/23/19(A)		500	554

1	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Republic of Colombia
11.750%, 02/25/20		2,095	$3,022
10.375%, 01/28/33		450	635
9.850%, 06/28/27	COP	2,056,000	1,167
8.125%, 05/21/24		3,150	3,733
7.375%, 01/27/17		3,925	4,426
7.375%, 09/18/37		10,225	11,145
7.375%, 03/18/19		4,395	4,977

			35,393

Croatia — 0.3%
Government of Croatia
6.750%, 11/05/19(A)		840	905
Zagrebacki Holding
5.500%, 07/10/17		1,100	1,253

			2,158

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16(A)		450	620

Dominican Republic — 0.0%
Republic of Dominican Republic
9.040%, 01/23/18		16	18

Ecuador — 0.1%
Republic of Ecuador Registered
9.375%, 12/15/15		1,100	1,034

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32		200	208
7.750%, 01/24/23		595	634
7.650%, 06/15/35		5,811	5,724
7.375%, 12/01/19(A)		1,330	1,366

			7,932

Gabon — 0.2%
Republic of Gabon
8.200%, 12/12/17(A)		1,747	1,830

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12		1,850	1,781
Republic of Georgia
7.500%, 04/15/13		2,600	2,626

			4,407

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17(A)		720	736
8.500%, 10/04/17		950	972

			1,708

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
India — 0.2%
Vedanta Resources
9.500%, 07/18/18(A)	1,965	$1,994

Indonesia — 7.2%
Indonesia Treasury Bond
11.000%, 11/15/20	14,300,000	1,617
JPMorgan Chase Bank MTN
12.800%, 06/17/21(C) IDR	38,400,000	4,823
Majapahit Holding
8.000%, 08/07/19(A)	1,020	1,076
7.875%, 06/29/37(A)	355	348
7.750%, 10/17/16	180	191
7.750%, 10/17/16	1,100	1,166
7.750%, 01/20/20(A)	2,440	2,556
7.250%, 10/17/11	650	680
PT Adaro
7.625%, 10/22/19	1,195	1,182
Republic of Indonesia
11.625%, 03/04/19(A)	2,975	4,269
11.625%, 03/04/19	2,250	3,229
10.375%, 05/04/14(A)	200	246
10.375%, 05/04/14	300	372
8.500%, 10/12/35	3,550	4,251
7.750%, 01/17/38	18,911	21,275
7.500%, 01/15/16	2,100	2,382
7.250%, 04/20/15	1,730	1,954
6.875%, 01/17/18	2,330	2,551
6.750%, 03/10/14	700	764
6.750%, 03/10/14(A)	1,100	1,205
6.625%, 02/17/37	2,350	2,303
6.625%, 02/17/37(A)	300	294

		58,734

Iraq — 1.0%
Republic of Iraq
5.800%, 01/15/28	10,550	8,071

Ivory Coast — 0.1%
Republic of Ivory Coast
4.000%, 03/30/18(B)	4,300	395

Jamaica — 0.1%
Digicel Group
8.875%, 01/15/15(A)	550	534

Kazakhstan — 3.2%
CenterCredit International
8.625%, 01/30/14	1,250	1,179
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14(C)	1,300	1,053
HSBK Europe
9.250%, 10/16/13	675	688
7.750%, 05/13/13	150	145
7.250%, 05/03/17	460	416

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Kazkommerts International MTN
8.500%, 04/16/13		550	$490
8.000%, 11/03/15		1,400	1,172
7.875%, 04/07/14		750	645
7.500%, 11/29/16		1,950	1,558
6.875%, 02/13/17		450	491
Kazkommerts International BV
8.500%, 04/16/13		600	534
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/15(A)		3,280	3,952
9.125%, 07/02/18(A)		3,815	4,235
9.125%, 07/02/18		4,300	4,773
8.375%, 07/02/13		4,185	4,509
Tengizchevroil Finance
6.124%, 11/15/14		357	357

			26,197

Lebanon — 0.0%
Republic of Lebanon MTN
8.250%, 04/12/21		250	276

Lithuania — 0.1%
Republic of Lithuania
6.750%, 01/15/15(A)		1,150	1,171

Malaysia — 2.8%
Government of Malaysia
4.378%, 11/29/19		10,580	3,105
Petroliam Nasional
7.750%, 08/15/15		705	833
7.625%, 10/15/26		395	479
Petronas Capital
7.875%, 05/22/22		6,255	7,577
7.875%, 05/22/22(A)		400	483
7.875%, 05/22/22		1,000	1,211
5.250%, 08/12/19(A)		8,845	8,887

			22,575

Mexico — 8.2%
EUR Capital
6.277%, 05/09/49(C)		1,350	1,298
Grupo Senda
10.500%, 10/03/15		3,865	3,131
Mexican Bonos
8.500%, 12/13/18	MXP	34,890	2,778
8.500%, 05/31/29	MXP	37,020	2,813
7.500%, 06/03/27	MXP	45,880	3,265
NII Capital
10.000%, 08/15/16		3,700	3,834
Oceanografia
11.250%, 07/15/15		1,029	560
Pemex Project Funding Master Trust
6.625%, 06/15/35		450	428
5.750%, 03/01/18		1,505	1,522

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
United Mexican States
8.300%, 08/15/31	10,385	$12,839
8.125%, 12/30/19(E)	3,115	3,773
7.500%, 04/08/33	3,665	4,206
6.625%, 03/03/15	2,950	3,274
6.050%, 01/11/40	8,084	7,771
5.950%, 03/19/19	4,176	4,416
5.875%, 02/17/14	800	870
5.625%, 01/15/17	4,700	4,900
United Mexican States, Ser A MTN
6.750%, 09/27/34	5,083	5,363

		67,041

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12	800	788
UBS
0.000%, 09/04/17(A)(C)	750	718

		1,506

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13	2,250	450
4.074%, 11/07/13(C)	250	63

		513

Pakistan — 0.6%
Republic of Pakistan
7.125%, 03/31/16	2,960	2,566
6.875%, 06/01/17	2,440	1,952

		4,518

Panama — 2.2%
Republic of Panama
9.375%, 04/01/29	5,932	7,890
9.375%, 01/16/23	560	735
8.875%, 09/30/27	450	585
8.125%, 04/28/34	720	871
7.250%, 03/15/15	4,865	5,534
6.700%, 01/26/36	1,860	1,962

		17,577

Peru — 2.8%
Interoceanica IV Finance
3.930%, 11/30/25(A)(F)	936	445
3.930%, 11/30/18(A)(F)	436	326
Peru Enhanced Pass-Through Finance
6.637%, 06/02/25(A)(F)	320	134
3.999%, 05/31/18(F)	224	171
3.987%, 05/31/18(A)(F)	1,341	1,024

3	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Republic of Peru
8.750%, 11/21/33	1,155	$1,501
8.375%, 05/03/16	2,150	2,596
7.350%, 07/21/25	8,045	9,211
7.125%, 03/30/19	1,545	1,777
6.550%, 03/14/37	5,555	5,777

		22,962

Philippines — 5.4%
National Power
9.625%, 05/15/28	1,400	1,701
Power Sector
7.390%, 12/02/24	1,020	1,051
7.250%, 05/27/19	460	493
Republic of the Philippines
10.625%, 03/16/25	3,435	4,860
9.500%, 02/02/30	3,070	4,075
8.875%, 03/17/15	450	546
8.375%, 06/17/19	2,095	2,540
8.250%, 01/15/14	600	696
8.000%, 01/15/16	4,200	4,872
7.750%, 01/14/31(E)	6,123	6,904
7.500%, 09/25/24	14,006	15,827
6.375%, 10/23/34	500	490

		44,055

Poland — 1.9%
Republic of Poland
6.375%, 07/15/19	11,965	13,014
Republic of Poland, Ser 1019
5.500%, 10/25/19	4,425	1,458
TVN Finance
10.750%, 11/15/17(A)	800	1,192

		15,664

Qatar — 1.3%
Government of Qatar
9.750%, 06/15/30	425	601
6.400%, 01/20/40(A)	610	613
5.250%, 01/20/20(A)	5,715	5,758
Qtel International Finance
7.875%, 06/10/19	2,400	2,690
6.500%, 06/10/14(A)	500	541

		10,203

Russia — 10.3%
Alfa Diversified Payment Rights Finance MTN
2.199%, 12/15/11(A)(C)	224	193
Alfa Invest MTN
9.250%, 06/24/13(A)	750	754
Bank of Moscow
7.500%, 11/25/15(C)	1,200	1,173
Gaz Capital MTN
9.625%, 03/01/13	1,200	1,336
8.625%, 04/28/34	920	1,010
6.510%, 03/07/22	215	198
6.212%, 11/22/16	600	576

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
RSHB Capital
9.000%, 06/11/14(A)	1,100	$1,248
7.750%, 05/29/18	650	709
7.175%, 05/16/13	100	106
6.299%, 05/15/17	300	302
RSHB Capital for Russian Agricultural Bank
9.000%, 06/11/14	750	850
Russian Federation Registered
12.750%, 06/24/28	4,460	7,554
7.500%, 03/31/30	48,538	54,787
Teorema
11.000%, 10/27/09(B)	3,400	170
Transneft
8.700%, 08/07/18(A)	775	888
7.700%, 08/07/13(A)	150	161
Vimpel Communications
9.125%, 04/30/18(A)	1,155	1,233
9.125%, 04/30/18	350	373
8.375%, 04/30/13(A)	900	952
8.250%, 05/23/16	570	588
VTB Capital
6.875%, 05/29/18	5,900	5,870
6.609%, 10/31/12(A)	3,200	3,260

		84,291

Singapore — 0.2%
Sea Product
4.700%, 02/14/12	2,500	1,750

South Africa — 1.5%
Edcon Proprietary
3.964%, 06/15/14(C)	1,800	1,635
PE Paper
12.000%, 08/01/14	700	771
Republic of South Africa
8.500%, 06/23/17	860	1,032
6.875%, 05/27/19	2,130	2,391
6.500%, 06/02/14	3,295	3,608
5.875%, 05/30/22	2,400	2,426

		11,863

South Korea — 0.6%
Export-Import Bank of Korea
8.125%, 01/21/14	720	836
5.875%, 01/14/15	995	1,068
Korea Development Bank
8.000%, 01/23/14	865	997
Korea Power
6.250%, 06/17/14	750	818
Republic of Korea
7.125%, 04/16/19	900	1,030

		4,749

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15(A)	450	467

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	485	$560
Central American Bank for Economic Integration
5.375%, 09/24/14(A)	300	308
Eurasian Development Bank MTN
7.375%, 09/29/14(A)	275	286

		1,154

Thailand — 0.1%
True Move
10.750%, 12/16/13(A)	1,250	1,193

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
6.000%, 05/08/22	2,355	2,190
6.000%, 05/08/22(A)	800	744
Petrotrin
9.750%, 08/14/19(A)	490	548

		3,482

Tunisia — 0.2%
Banque Centrale de Tunisie
8.250%, 09/19/27	800	964
7.375%, 04/25/12	865	936

		1,900

Turkey — 4.8%
Globus Capital Finance
8.500%, 03/05/12	500	420
Republic of Turkey
11.875%, 01/15/30	650	1,050
9.500%, 01/15/14	750	900
8.000%, 02/14/34	2,200	2,541
7.500%, 07/14/17	1,450	1,646
7.500%, 11/07/19	3,005	3,388
7.375%, 02/05/25	3,820	4,221
7.250%, 03/15/15	6,665	7,465
7.250%, 03/05/38	2,020	2,146
7.000%, 06/05/20	200	218
7.000%, 09/26/16	1,500	1,657
7.000%, 03/11/19	1,800	1,962
6.875%, 03/17/36(E)	6,220	6,329
6.750%, 04/03/18	4,750	5,154

		39,097

Ukraine — 2.5%
Credit Suisse First Boston International (Export/Import - Ukraine)
8.000%, 11/06/15	750	503
6.800%, 10/04/12	600	483
Credit Suisse International for JSC Bank for Social Development Ukrsotsbank
8.000%, 02/22/10	1,600	1,612

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Government of Ukraine
7.650%, 06/11/13		3,580	$3,052
6.580%, 11/21/16		500	382
6.580%, 11/21/16(A)		2,240	1,680
JSC Commercial Bank
8.000%, 02/06/12		2,000	1,490
MHP
10.250%, 11/30/11		1,250	1,139
NAK Naftogaz Ukraine
9.500%, 09/30/14		5,450	4,605
Springvale Holdings
9.181%, 09/07/09(B)(C)		1,000	75
Ukraine Government International Bond
3.200%, 12/19/10(A)		550,000	5,030

			20,051

United Arab Emirates — 1.5%
Dolphin Energy
5.888%, 06/15/19(A)		644	650
5.888%, 06/15/19		1,043	1,053
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,400	1,235
Emirate of Abu Dhabi
6.750%, 04/08/19(A)		970	1,064
Jafz Sukuk
3.446%, 11/27/12(C)	AED	31,500	6,732
MDC-GMTN
7.625%, 05/06/19		850	907
Nakheel Development
2.750%, 01/16/11		950	569

			12,210

Uruguay — 3.0%
Republic of Uruguay PIK
7.875%, 01/15/33		2,863	3,164
Republic of Uruguay
9.250%, 05/17/17		3,675	4,529
8.000%, 11/18/22		11,420	13,076
7.625%, 03/21/36		2,600	2,815
6.875%, 09/28/25		701	736

			24,320

Venezuela — 5.0%
Bolivarian Republic of Venezuela
13.625%, 08/15/18		600	546
10.750%, 09/19/13		200	176
9.375%, 01/13/34		2,230	1,500
9.250%, 05/07/28		4,730	3,181
9.250%, 09/15/27		1,470	1,073
9.000%, 05/07/23		4,820	3,241
8.500%, 10/08/14		10,751	8,466
8.250%, 10/13/24		1,350	834
7.650%, 04/21/25		3,700	2,183
7.000%, 03/31/38		100	55
6.000%, 12/09/20		2,020	1,111
5.750%, 02/26/16		3,000	1,950
1.283%, 04/20/11(C)		15,616	13,742

5	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Petroleos De Venezuela
5.375%, 04/12/27		2,555	$1,137
5.250%, 04/12/17		3,585	1,972

			41,167

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		1,615	1,659

Yemen — 0.1%
Pemberley MTN
11.500%, 02/19/14(A)(B)		1,250	725
0.000%, 02/25/20(A)(C)		1,250	—

			725

Total Global Bonds (Cost $677,023) ($ Thousands)			731,291

LOAN PARTICIPATIONS — 3.8%
Angola — 0.2%
Republic of Angola
2.998%, 04/30/16	EUR	1,300	1,513

Cambodia — 0.3%
Camgsm PIK
12.731%, 05/25/11		2,107	2,107

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (F)		221	119

Indonesia — 0.6%
Indonesia Standby Loan 94 (Counterparty: Deutsche Bank)
1.187%, 12/31/49		2,457	2,211
Star Energy
19.000%, 01/13/10		3,200	3,200

			5,411

Mexico — 0.3%
Altos Hornos Promissory Note # 5
0.000%, 04/29/99 (B)		2,500	350
Altos Hornos Promissory Note # 6
0.000%, 04/29/99 (B)		2,500	350
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (B)		4,500	630
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (B)		6,540	916

			2,246

Nigeria — 0.4%
Oando
13.900%, 02/23/10		229,710	1,521

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
13.900%, 03/02/10	229,710	$1,522

		3,043

Russia — 0.2%
Snegri
10.500%, 04/21/10	2,510	1,983

Singapore — 1.4%
Connect International PIK
0.000%, 01/01/10 (B)	9,128	8,287
Morton Bay
6.243%, 12/30/09	3,193	3,193

		11,480

Turkey — 0.4%
Cukurova, Ser B
8.493%, 05/01/12	4,015	3,312

Total Loan Participations (Cost $35,944) ($ Thousands)		31,214

CONVERTIBLE BONDS — 0.6%
Firstsource CV to 42,549.14
5.962%, 12/04/12 (F)	1,800	1,589
Reliance Communications
9.956%, 03/01/12 (F)	1,200	1,238
Suzlon Energy
1.835%, 06/12/12	2,054	1,944
9.172%, 07/25/14	450	431

Total Convertible Bonds (Cost $5,114) ($ Thousands)		5,202

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS(G) — 0.1%
United States — 0.1%
Deposits with Merrill Lynch as Collateral for Swap Contracts Outstanding	909	909

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $909) ($ Thousands)		909

	Number Of Warrants
WARRANTS — 0.0%
Russia — 0.0%
Teorema Holding A, Expires 10/27/11 *	226	—
Teorema Holding B, Expires 10/27/11 *	452	—
Total Warrants (Cost $78) ($ Thousands)		—

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.8%
United States — 0.8%
SEI Liquidity Fund, L.P.,
0.300%†**(H)	6,863,238	$6,585

Total Affiliated Partnership (Cost $6,863) ($ Thousands)		$6,585

Total Investments — 95.0% (Cost $725,931) ($ Thousands)§		$775,201

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2009, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/11/10	TRY	4,249	USD	2,835	$3
1/11/10	USD	2,849	TRY	4,249	(17)
1/15/10-2/8/10	USD	5,223	KRW	6,030,880	(30)
1/19/10	PLN	5,082	USD	1,786	12
1/19/10	USD	1,848	PLN	5,082	(74)
1/20/10-2/16/10	USD	3,498	RUB	105,882	(20)
1/25/10-1/29/10	EUR	17,473	USD	25,317	250
1/29/10	HUF	329,809	USD	1,754	5
1/29/10	JPY	466,256	USD	5,203	194
1/29/10	USD	1,837	HUF	329,809	(88)
2/16/10	USD	3,700	MXP	47,816	(55)
2/18/10	USD	3,648	INR	170,459	4

					$184

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

A summary of outstanding swap agreements held by the fund at December 31, 2009, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Merrill Lynch	Zaporozh Term Loan 9.784% 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10	909	$(148)

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Credit Suisse	Republic of Kazakhstan	SELL	14.25	02/20/10	(550)	$39

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Global Bonds	$—	$731,291	$—	$731,291
Convertible Bonds	—	5,202	—	5,202
Deposit with Counterparty as Collateral for Swap Contracts	—	909	—	909
Warrants	—	—	—	—
Loan Participations	—	2,211	29,003	31,214
Affiliated Partnership	—	6,585	—	6,585

Total Investments in Securities	$—	$746,198	$29,003	$775,201

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forwards	$—	$184	$—	$184
Credit Default Swap	—	39	—	39
Total Return Swap	—	—	(148)	(148)

Total Other Financial Instruments	$—	$223	$(148)	$75

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

	Loan Participations	Total Return Swaps
Beginning balance as of October 1, 2009	$26,630	$(738)
Accrued discounts/premiums	7	(25)
Realized gain/(loss)	(2)	25
Change in unrealized appreciation/(depreciation)	766	590
Net purchases/sales	1,602	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of December 31, 2009	$29,003	$(148)

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$766	$330

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

Percentages are based on a Net Assets of $815,635 ($ Thousands).

*	Non-income producing security
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Affiliated security
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security in default on interest payments.
(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2009. The coupon on a step bond changes on a specified date.
(E)	This security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $6,424 ($ Thousands).
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	Cash on loan to swap counterparty as collateral for outstanding swap contracts.
(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2009 was $6,585 ($ Thousands).
§	At December 31, 2009, the tax basis cost of the Fund’s investments was $725,931 ($ Thousands), and the unrealized appreciation and depreciation were $78,446 ($ Thousands) and ($29,176) ($ Thousands) respectively.

AED — United Arab Emirates Dirham

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

ITL — Italian Lira

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RUB — Russian Ruble

Ser — Series

TRY — New Turkish Lira

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of December 31, 2009, the Fund is the buyer (“receiving protection”)1 on a total notional amount of $0 million) and is the seller (“providing protection”) on a total notional amount of $550 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Partnership could be required to make if the Partnership were the seller of protection and a credit event were to occur. Those credit default swaps for which the Partnership is providing protection at balance sheet date are summarized as follows:

REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	—	$39,411	—	—	$39,411
Maximum potential amount of future payments	—	$550,000	—	—	$550,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[2]	—	—	—	—	—
Collateral held by the partnership can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[3]
0-100	—	—	—	—	—	—
101-250	$550,000	—	—	—	—	$550,000
251-500	—	—	—	—	—	—
501-1000	—	—	—	—	—	—
> than 1,000	—	—	—	—	—	—

Total	$550,000	$—	$—	$—	$—	$550,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Holdings / December 31, 2009	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2009

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

11	SEI Institutional International Trust / Quarterly Holdings / December 31, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		SEI Institutional International Trust

By	(Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: March 1, 2010

By	(Signature and Title)	/s/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: March 1, 2010